                                              Securities Act File No. 333-100863
--------------------------------------------------------------------------------
      As filed with the Securities and Exchange Commission on November 27, 2002


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]
                          Pre-Effective Amendment No. 1
                        Post-Effective Amendment No. [ ]


                                IDEX Mutual Funds
               (Exact Name of Registrant as Specified in Charter)

                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
               (Address of Principal Executive Offices) (Zip Code)

                                 (800) 851-9777
                  (Registrant's Area Code and Telephone Number)

                              John K. Carter, Esq.
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716

                                IDEX Mutual Funds
                     (Name and Address of Agent for Service)


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.


It is proposed that this filing shall hereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), shall determine.


No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Pursuant to Rule 429 under the Securities Act of 1933, this registration statement relates to shares of beneficial interest previously registered on Form N-1A (File No. 33-02659)

                         IDEX JANUS CAPITAL APPRECIATION

                                IDEX Mutual Funds
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                                  888/233-4339
                                                                December 2, 2002

Dear Shareholder:


Your Board of Trustees has called a special meeting of shareholders of IDEX Janus Capital Appreciation, to be held at 11:00 a.m., local time, on February 12, 2003, at the offices of IDEX Mutual Funds ("IDEX"), 570 Carillon Parkway, St. Petersburg, Florida 33716, or any adjournment(s) thereof, (the "Special Meeting").


The IDEX Board of Trustees (the "Board") has approved a reorganization (the "Reorganization") of IDEX Janus Capital Appreciation ("Acquired Fund") into IDEX Transamerica Growth Opportunities ("Acquiring Fund") (each a "Fund," collectively, the "Funds"). AEGON/Transamerica Fund Advisers, Inc.("ATFA") serves as investment adviser to both Funds. Janus Capital Management LLC ("Janus") serves as sub-adviser to Acquired Fund, and Transamerica Investment Management, LLC ("TIM") serves as sub-adviser to Acquiring Fund. TIM is an affiliate of both IDEX and ATFA. Acquired Fund has investment objectives and policies that are similar in many respects to those of Acquiring Fund. The Reorganization is expected to result in operating expenses that are lower for shareholders.

You are asked to vote to approve an Agreement and Plan of Reorganization. The accompanying document describes the proposed transaction and compares the policies and expenses of the Funds for your evaluation.

After careful consideration, the IDEX Board unanimously approved this proposal and recommends that shareholders vote "FOR" the proposal.

A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card, in the envelope provided, at your earliest convenience. You also may INSTEAD vote by Internet, telephone, or facsimile by following the enclosed instructions. If you choose one of these methods, DO NOT return your proxy card unless you later decide to change your vote.

YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN 11:00 A.M. ON FEBRUARY 12, 2003.

ALAMO Direct ("ALAMO") a professional solicitation firm, will assist you in the voting process. As the date of the Special Meeting approaches, you may receive a telephone call from ALAMO reminding you to exercise your right to vote.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                                      Sincerely,

                                                      Brian C. Scott
                                                      President

                                IDEX MUTUAL FUNDS

                         IDEX Janus Capital Appreciation
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                                 (888) 233-4339

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF
                         IDEX JANUS CAPITAL APPRECIATION
                         TO BE HELD ON FEBRUARY 12, 2003

To the Shareholders:

A special meeting of shareholders of IDEX Janus Capital Appreciation is scheduled for February 12, 2003 at 11:00 a.m., local time, at 570 Carillon Parkway, St. Petersburg, Florida 33716, as may be adjourned from time to time (the "Special Meeting").

At the Special Meeting, you will be asked to consider the following proposals:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets and liabilities of IDEX Janus Capital Appreciation (the "Acquired Fund") by IDEX Transamerica Growth Opportunities (the "Acquiring Fund") solely in exchange for shares of Acquiring Fund, followed by the complete liquidation of Acquired Fund; and

2. To transact such other business, not currently contemplated, that may properly come before the Special Meeting in the discretion of the proxies or their substitutes.

Shareholders of record at the close of business on November 15, 2002 are entitled to notice of, and to vote at, the Special Meeting. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND PROMPTLY RETURN THE ENCLOSED PROXY CARD, OR VOTE BY TELEPHONE, BY FACSIMILE, OR THROUGH THE INTERNET so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time by executing and submitting a revised proxy, by giving written notice of revocation to IDEX, or by voting in person at the Special Meeting.

                                           By Order of the Board of Trustees

                                           John K. Carter
                                           Vice President, Secretary &
                                           General Counsel

December 2, 2002

Introduction                                                                           6
Expense Table                                                                          7
Summary                                                                                7
Comparison of Investment objectives and Primary Investment Strategies                  7
Comparison of Fees and Expenses                                                        9
Management Fees                                                                        9
Distribution and Service Fees                                                          9
Administration Fees                                                                    9
Expense Limitation Fees                                                                9
Purchase and Redemption Information                                                   10
Federal Income Tax Consequences of the Reorganization                                 10
Principal Risks of Investing in Acquiring Fund                                        10
Relative Performance                                                                  10
Comparisons of Investment Techniques and Risks of the Funds                           10
The Proposed Reorganization                                                           11
Additional Information About the Reorganization                                       12
The Reorganization Plan                                                               12
Reasons for the Reorganization                                                        12
Board Considerations                                                                  12
Capitalization                                                                        12
Tax Considerations                                                                    13
Expenses of the Reorganization                                                        13
Information About the Acquiring Fund                                                  13
Performance of Acquiring Fund                                                         13
Investment Adviser                                                                    16
Investment Personnel                                                                  16
Additional Information About the Funds                                                16
Form of Organization                                                                  16
Distributor                                                                           16
Dividends and Other Distributions                                                     16
General Information About the Proxy Statement                                         16
Solicitation of Proxies                                                               16
Voting Rights                                                                         17
Other Matters to Come Before the Special Meeting                                      18
Shareholder Proposals                                                                 18
Where to Obtain Information About the Funds                                           18
Reports to Shareholders                                                               18
More Information Regarding the Funds                                                  19
Appendix A                                                                            25
Appendix B                                                                            34

                           PROXY STATEMENT/PROSPECTUS

                                IDEX MUTUAL FUNDS
                              570 CARILLON PARKWAY
                          ST. PETERSBURG, FLORIDA 33716
                                 (888) 233-4339

                  SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON
                                FEBRUARY 12, 2003

                         IDEX JANUS CAPITAL APPRECIATION
                       RELATING TO THE REORGANIZATION INTO
       IDEX TRANSAMERICA GROWTH OPPORTUNITIES (COLLECTIVELY, THE "FUNDS")


INTRODUCTION

This Proxy Statement/Prospectus is being furnished to you in connection with a special meeting of shareholders of IDEX Janus Capital Appreciation scheduled to be held on February 12, 2003, as adjourned from time to time (the "Special Meeting"). As more fully described in this Proxy Statement/Prospectus, the purpose of the Special Meeting is to vote on a proposed reorganization (the "Reorganization") of IDEX Janus Capital Appreciation (the "Acquired Fund") into IDEX Transamerica Growth Opportunities (the "Acquiring Fund") (each a "Fund," collectively, the "Funds"), each a series of IDEX Mutual Funds ("IDEX"), an open-end management investment company. Under an Agreement and Plan of Reorganization, Acquired Fund would transfer all of its assets to Acquiring Fund in exchange for shares of beneficial interest of Acquiring Fund and the assumption by Acquiring Fund of Acquired Fund's liabilities. You are being asked to vote on the Agreement and Plan of Reorganization through which this transaction would be accomplished.

Because you, as a shareholder of Acquired Fund, are being asked to approve the Reorganization that will result in a transaction in which you ultimately will hold shares of Acquiring Fund, this Proxy Statement also serves as a Prospectus for Acquiring Fund. The Reorganization will allow you to participate in a Fund with similar investment objectives and strategies. Acquiring Fund seeks to maximize long-term growth.

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about Acquiring Fund that you should know before investing. A Statement of Additional Information ("SAI") dated November 29, 2002, has been filed with the U.S. Securities and Exchange Commission ("SEC"), contains additional information about the Funds, and is incorporated herein by reference. For a more detailed discussion of the investment objectives, policies, restrictions and risks of each of the Funds, see the IDEX Prospectus, dated November 11, 2002, and the IDEX SAI, dated November 11, 2002, each of which is incorporated herein by reference and may be obtained without charge by calling (888) 233-4339. Each of the Funds also provides periodic reports to its shareholders, which highlight certain important information about the Funds, including investment results and financial information. The annual report for the Funds dated October 31, 2001, is incorporated herein by reference. You may receive a copy of the most recent annual report and semi-annual report for the Funds, without charge, by contacting IDEX, P.O. Box 9015, Clearwater, FL 33758-9015 or by calling (888)233-4339.

You may also obtain proxy materials, reports and other information filed by either Fund from the SEC's Public Reference Section (1-202-942-8090) or from the SEC's internet website at www.sec.gov. Copies of materials may also be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


DATE: DECEMBER 2, 2002

ANNUAL FUND OPERATING EXPENSES
(EXPENSES PAID FROM FUND ASSETS)
(PERCENTAGE OF NET ASSETS):
The expenses of each Fund and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the table below. Expenses for the Funds are based on the operating expenses incurred for the period ended April 30, 2002. Pro forma fees and expenses show estimated fees and expenses of Acquiring Fund after giving effect to the proposed Reorganization. Pro forma numbers are estimated in good faith and are hypothetical.



ANNUAL FUND OPERATING EXPENSES
(as a percentage of each Fund's average daily net assets)



                                                                            Total
                                         Distribution                       Annual
                                          & service                          Fund                           Net
                          Management       (12b-1)          Other         Operating        Expense        Operating
                            Fees            fees           Expenses        Expenses      Reduction(1)     Expenses
                          ---------       ---------       ---------       ---------       ---------       ---------
Acquiring Fund
                          ---------       ---------       ---------       ---------       ---------       ---------
Class A shares                 0.80%           0.35%           1.70%           2.85%           1.13%           1.72%
                          ---------       ---------       ---------       ---------       ---------       ---------
Class B shares                 0.80%           1.00%           1.70%           3.50%           1.13%           2.37%
                          ---------       ---------       ---------       ---------       ---------       ---------
Class C shares                 0.80%           1.00%           1.70%           3.50%           1.13%           2.37%
                          ---------       ---------       ---------       ---------       ---------       ---------
Class M shares                 0.80%           0.90%           1.70%           3.40%           1.13%           2.27%
                          ---------       ---------       ---------       ---------       ---------       ---------
Class L shares(2)              0.80%           1.00%           1.70%           3.50%           1.13%           2.37%
                          ---------       ---------       ---------       ---------       ---------       ---------
Acquired Fund
                          ---------       ---------       ---------       ---------       ---------       ---------
Class A shares                 1.00%           0.35%           1.30%           2.65%           0.80%           1.85%
                          ---------       ---------       ---------       ---------       ---------       ---------
Class B shares                 1.00%           1.00%           1.30%           3.30%           0.80%           2.50%
                          ---------       ---------       ---------       ---------       ---------       ---------
Class C shares                 1.00%           1.00%           1.30%           3.30%           0.80%           2.50%
                          ---------       ---------       ---------       ---------       ---------       ---------
Class M shares                 1.00%           0.90%           1.30%           3.20%           0.80%           2.40%
                          ---------       ---------       ---------       ---------       ---------       ---------
Class L shares(2)              1.00%           1.00%           1.30%           3.30%           0.80%           2.50%
                          ---------       ---------       ---------       ---------       ---------       ---------
Pro Forma -
Acquiring Fund
including
Acquired Fund
                          ---------       ---------       ---------       ---------       ---------       ---------
Class A shares                 0.80%           0.35%           1.08%           2.23%           0.48%           1.75%
                          ---------       ---------       ---------       ---------       ---------       ---------
Class B shares                 0.80%           1.00%           1.08%           2.88%           0.48%           2.40%
                          ---------       ---------       ---------       ---------       ---------       ---------
Class C shares                 0.80%           1.00%           1.08%           2.88%           0.48%           2.40%
                          ---------       ---------       ---------       ---------       ---------       ---------
Class M shares                 0.80%           0.90%           1.08%           2.78%           0.48%           2.30%
                          ---------       ---------       ---------       ---------       ---------       ---------
Class L shares(2)              0.80%           1.00%           1.08%           2.88%           0.48%           2.40%
                          ---------       ---------       ---------       ---------       ---------       ---------



(1) Contractual arrangement with ATFA through 10/31/03 for expenses (other than distribution/service (12b-1) fees) that exceed 1.50% for Acquired Fund and 1.40% for Acquiring Fund.



(2) L share information is included for your reference; they did not commence operations until November 11, 2002.



SUMMARY



You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the IDEX Prospectus, which is incorporated by reference, and the Agreement and Plan of Reorganization, which is attached hereto as Appendix A.



COMPARISON OF INVESTMENT OBJECTIVES AND PRIMARY INVESTMENT STRATEGIES  --



                                 ACQUIRED FUND                             ACQUIRING FUND
                                 -------------                             --------------
INVESTMENT
OBJECTIVE            Seeks long-term growth of capital          Seeks to maximize long-term growth

INVESTMENT           -     Acquired Fund pursues its            -     Acquiring Fund pursues its
STRATEGIES                 objective by investing                     objective by investing
                           principally in equity                      principally in equity
                           securities of medium-sized                 securities such as common
                           companies.                                 stocks, preferred stocks,
                                                                      rights, warrants and
                     -     Medium-sized companies are                 securities convertible
                           those whose market                         into or exchangeable for
                           capitalizations, at the                    common stocks of small and
                           time of purchase, fall                     medium capitalization
                           within the range of the                    companies.
                           S&P Mid Cap 400 Index. As
                           of January 31, 2002, this            -     Acquiring Fund generally
                           range was $332 million to                  invests at least 65% of
                           $9.06 billion.                             its assets in a
                                                                      diversified portfolio of
                     -     Acquired Fund invests in                   equity securities. The
                           industries and stocks of                   companies issuing these
                           companies that the fund's                  securities are companies
                           manager believes are                       with small and
                           experiencing                               medium-sized market

                                 ACQUIRED FUND                             ACQUIRING FUND
                                 -------------                             --------------
                           favorable                                  capitalization whose
                           demand for their products                  market capitalization or
                           and services, and are                      annual revenues are no
                           operating in favorable                     more than $5 billion at
                           competitive and regulatory                 the time of purchase.
                           environments.
                                                                -     The Fund's manager selects
                     -     Acquired Fund's manager                    stocks that are issued by
                           uses a "bottom up"                         U.S. companies, which, in
                           approach when choosing                     its opinion, show strong
                           securities for the Fund's                  potential for steady
                           portfolio. The fund's                      growth and high barriers
                           manager makes this                         to competition.
                           assessment by looking at
                           companies one at a time,             -     Acquiring Fund's manager
                           regardless of size,                        uses a "bottom up"
                           country of organization,                   approach to investing, and
                           place of principal                         builds the Fund's
                           business activity, or                      portfolio one company at a
                           other similar selection                    time.
                           criteria.
                                                                -     It is the opinion of the
                     -     Although themes may emerge                 Fund's manager that
                           in the Fund, stocks are                    companies with smaller and
                           usually selected without                   medium-sized
                           regard to any defined                      capitalization levels are
                           industry sector or other                   less actively followed by
                           similarly defined                          security analysts and
                           selection procedure.                       therefore they may be
                           Though income is not an                    undervalued, providing
                           objective of the Fund,                     strong opportunities for a
                           some holdings might                        rise in value.
                           produce incidental income.
                                                                -     While Acquiring Fund
                     -     While Acquired Fund                        invests principally in
                           invests principally in                     equity securities, it may
                           equity securities of                       also, to a lesser extent,
                           medium-sized companies,                    invest in debt securities
                           the Fund manager may, to a                 or other securities and
                           lesser extent, invest in                   investment strategies in
                           stocks of smaller or                       pursuit of its investment
                           larger companies,                          objective.
                           including some foreign
                           companies, or other                  -     Acquiring Fund is
                           securities, and investment                 diversified.
                           strategies in pursuit of
                           the fund's investment                -     Acquiring Fund may also
                           objective.                                 invest in cash or cash
                                                                      equivalents for temporary
                     -     Acquired Fund is                           defensive purposes when
                           non-diversified.                           market conditions warrant
                                                                      (which is inconsistent
                     -     Acquired Fund may also                     with the Fund's principal
                           invest in cash or cash                     investment strategies). To
                           equivalents for temporary                  the extent it is invested
                           defensive purposes when                    in these securities,
                           market conditions warrant                  Acquiring Fund may not be
                           (which is inconsistent                     able to achieve its
                           with the Fund's principal                  investment objective.
                           investment strategies). To
                           the extent it is invested
                           in these securities,
                           Acquiring Fund may not be
                           able to achieve its
                           investment objective.

INVESTMENT ADVISER   ATFA                                       ATFA
------------------   ----                                       ----

SUB-ADVISER          Janus Capital Management LLC               TIM
-----------          ----------------------------               ---

PORTFOLIO MANAGERS   Jonathan Coleman                           Christopher J. Bonavico, primary
                                                                manager and Kenneth F. Broad,
                                                                secondary manager
------------------   ----------------                           --------------------------------



As you can see from the chart above, the investment objectives and strategies of the Funds are similar. However, differences do exist. For example, Acquiring Fund invests primarily in equity securities such as common stocks, preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks of small and medium capitalization companies, whereas Acquired Fund invests primarily in equity securities of medium-sized companies. Acquired fund is non-diversified which means the fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund, such as Acquired fund. Acquiring fund invests in medium sized companies with a market capitalization no greater than $5 billion, while Acquired Fund invests in medium sized companies with a market capitalization up to $9.06 billion. Acquired Fund's manager uses a "bottom-up" approach when choosing securities for the funds portfolio; the Acquiring Fund's manager selects stocks that show:



-     strong potential for steady growth;

-     high barriers to competition


Following the Reorganization, and in the ordinary course of business as a mutual fund, certain holdings of Acquired Fund that were transferred to Acquiring Fund in connection with the Reorganization may be sold. Such sales may result in increased transactional costs for Acquiring Fund.


COMPARISON OF FEES AND EXPENSES



The following describes and compares the fees and expenses that you may pay if you buy and hold shares of the Funds. While the Reorganization is anticipated to reduce the total operating expenses for current shareholders of Acquired Fund and will not affect Acquiring Fund's management fees (as a percentage of the Fund's average daily net assets), ATFA may be deemed to have a material interest in the proposed Reorganization because combination of the Funds will relieve ATFA of its obligation to pay sub-advisory fees to Janus Capital Management LLC under the sub-advisory agreement applicable to Acquired Fund (although ATFA will continue to pay sub-advisory fees to its affiliate, TIM, with respect to the Acquiring Fund), and because the proposed Reorganization is anticipated to reduce ATFA's obligations under the expense limitation arrangements discussed below.



For further information on the fees and expenses of Acquiring Fund, see "More Information Regarding the Funds." MANAGEMENT FEES -- Each Fund pays a management fee:


         FUND                                         FEE
         ----                                         ---
                                    1.00% of the first $250 million of the
Acquired Fund                       Fund's average daily net assets; 0.90% of
                                    the next $500 million of the Fund's average
                                    daily net assets; 0.80% of the next $750
                                    million of the Fund's average daily net
                                    assets; and 0.70% of assets over $1.5
                                    billion.

                                    Expense Cap: 1.50% of the Fund's average
                                    daily net assets
----------------------------        --------------------------------------------
Acquiring Fund                      0.80% of the first $500 million of the
                                    Fund's average daily net assets and 0.70% of
                                    assets over $500 million.

                                    Expense Cap: 1.40% of the Fund's average daily net assets


ADMINISTRATION FEES - The Funds pay an administrative services fee to AEGON/Transamerica Fund Services, Inc. on a cost incurred basis.



DISTRIBUTION AND SERVICES FEES - The distribution (12b-1) and services fees are the same for both Funds for each respective class of shares. The fees are: 0.35% for Class A shares, 1.00% for Class B, Class C and Class L shares, and 0.90% for Class M shares.



EXPENSE LIMITATION ARRANGEMENTS: Expense limitation arrangements are in place for both of the Funds. Under the terms of the expense limitation arrangements, ATFA has agreed to limit the expenses of the Funds, excluding interest, taxes, brokerage and extraordinary expenses. The current expense limitation arrangement for each Fund will remain in effect through at least October 31, 2003. There can be no assurance that the expense limitation arrangements will continue or remain at the same level after that date. The expense limitation for Acquired Fund is 1.50% and the expense limitation for Acquiring Fund is 1.40%. This information and similar information is shown below in the table entitled "Annual Fund Operating Expenses."



It is expected that combining the Funds will lower expenses currently borne by investors in Acquired Fund.

PURCHASES OF SHARES OF ACQUIRING FUND AFTER THE REORGANIZATION WILL BE SUBJECT TO THE SALES LOAD STRUCTURE DESCRIBED IN THE TABLE BELOW FOR ACQUIRING FUND. THIS IS THE SAME LOAD STRUCTURE THAT IS CURRENTLY IN EFFECT FOR ACQUIRED FUND.



PURCHASE AND REDEMPTION INFORMATION -- The purchase and redemption provisions for the Funds are the same. For additional information on purchase and redemption provisions, see "Comparison of Fees and Expenses" and "More Information Regarding the Funds."



FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATION -- The Funds expect that the Reorganization will be considered a tax-free reorganization within the meaning of section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). As such you will not recognize a gain or loss as a result of the Reorganization. See "Information About The Reorganization - Tax Considerations."



PRINCIPAL RISKS OF INVESTING IN ACQUIRING FUND -- The Funds share similar investment risks. Each Fund is subject to the principal investment risks of investing in stocks and small-or medium-sized companies, and Acquiring Fund is also subject to the risks of investing in convertible securities; warrants and rights. For more information regarding the risks of the Funds, see "Comparisons of Investment Techniques and Risks of the Funds."


RELATIVE PERFORMANCE -- The following table shows the average annual total return for each Fund and the listed broad-based securities indexes. Average annual total return is shown for each calendar year since 1995 in the case of Acquired Fund and since 2001 in the case of Acquiring Fund. The indexes have an inherent performance advantage over the Funds, since an index has no cash in its portfolio, and incurs no operating expenses. An investor cannot invest in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of any sales charges.

 CALENDAR                                             INDEX -
YEAR/PERIOD   ACQUIRED    INDEX - S&P   ACQUIRING     RUSSELL
   ENDED        FUND      MID CAP 400      FUND        2000
   -----        ----      -----------      ----        ----
12/31/95         36.6%        34.0%         N/A           N/A
--------    ---------    ---------      -------     ---------
12/31/96         13.0%        17.5%         N/A           N/A
--------    ---------    ---------      -------     ---------
12/31/97         12.2%        22.5%         N/A           N/A
--------    ---------    ---------      -------     ---------
12/31/98         31.3%        17.9%         N/A           N/A
--------    ---------    ---------      -------     ---------
12/31/99        119.2%        51.3%         N/A           N/A
--------    ---------    ---------      -------     ---------
12/31/00        (37.7)%      (11.8)%        N/A           N/A
--------    ---------    ---------      -------     ---------
12/31/01        (40.5)%       (0.6)%      (17.7)%         2.5%
--------    ---------    ---------      -------     ---------

COMPARISON OF INVESTMENT TECHNIQUES AND RISKS OF THE FUNDS -- The following is a summary of the principal types of securities in which each Fund may invest and strategies the Funds may employ in pursuit of their respective investment objectives. As with any security, an investment in a Fund's shares involves certain risks, including loss of principal. The Funds are subject to varying degrees of risk. An investment in either Fund is not a deposit of a bank and is not insured by the Federal Deposit Insurance Corporation or any other government agency. The following discussion addresses the primary risks of investing in the Funds. However, the fact that a particular risk is not identified as a main risk for the Fund does not mean that the Fund is prohibited from investing its assets in securities that give rise to that risk. It simply means that the risk is not a main risk of the Fund. For further information regarding risks of investing in the Funds, see the SAI.

STOCKS. While stocks have historically outperformed other investments over the long term, they tend to go up and down more dramatically over the shorter term. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. Because the stocks a Fund holds fluctuate in price, the value of your investments in a Fund will go up and down.

CONVERTIBLE SECURITIES. Acquiring Fund may invest in debt or preferred equity securities convertible into, or exchangeable for, equity securities. Traditionally, convertible securities have paid dividends or interest at rates higher than common stocks but lower than nonconvertible securities. They generally participate in the appreciation or depreciation of the underlying stock into which they are convertible, but to a lesser degree. In recent years, convertible securities have been developed which combine higher or lower current income with options and other features.

SMALL- OR MEDIUM-SIZED COMPANIES. The Funds may invest in small- or medium-sized companies, which involve greater risk than is customarily associated with more established companies. Stocks of such companies may be subject to more abrupt or erratic price movements than larger company securities. Small companies often have limited product lines, markets, or financial resources, and their management may lack depth and experience. Such companies usually do not pay significant dividends that could cushion returns in a falling market.

WARRANTS AND RIGHTS. Acquiring Fund may invest in warrants and rights. Warrants and rights may be considered more speculative than certain other types of investments because they do not entitle a holder to the dividends or voting rights for the securities that may be purchased. They do not represent any rights in the assets of the issuing company.

Also, the value of a warrant or right does not necessarily change with the value of the underlying securities. A warrant or right ceases to have value if it is not exercised prior to the expiration date.


THE PROPOSED REORGANIZATION -- On October 8, 2002, the IDEX Board of Trustees approved, with respect to each of the Funds, an Agreement and Plan of Reorganization (the "Reorganization Plan"). Subject to approval of Acquired Fund shareholders, the Reorganization Plan provides for:



- the transfer of all of the assets of Acquired Fund to Acquiring Fund, in exchange for shares of Acquiring Fund;



-     the assumption by Acquiring Fund of all of the liabilities of Acquired
      Fund;



- the distribution of shares of Acquiring Fund to the shareholders of Acquired Fund; and



-     the complete liquidation of Acquired Fund.



The Reorganization is expected to be effective upon the close of business on February 28, 2003, or on a later date as the parties may agree (the "Closing"). As a result of the Reorganization, each shareholder of Acquired Fund would become a shareholder of Acquiring Fund. Each shareholder would receive a number of full and fractional shares of Acquiring Fund equal to the aggregate value of shares of Acquired Fund held by such shareholder as of the close of business on the day of the Closing. As a result of the Reorganization, each owner of shares of each class of Acquired Fund would become a shareholder of the same class of shares of Acquiring Fund.



The Reorganization is intended to eliminate duplication of costs and other inefficiencies arising from having two similar funds within IDEX. Shareholders in the Fund are expected to benefit from the elimination of this duplication and from the larger asset base that will result from the Reorganization.



Approval of the Reorganization requires the affirmative vote of the lesser of
(i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented. In the event that the shareholders of Acquired Fund do not approve the Reorganization, Acquired Fund would continue to operate as a separate entity, and the IDEX Board of Trustees would determine what further action, if any, to take.



AFTER CAREFUL CONSIDERATION, THE IDEX BOARD OF TRUSTEES UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.



In considering whether to approve the Reorganization, you should note that:



- Acquired Fund has an investment objective and policies that are similar in many respects to the investment objective and policies of Acquiring Fund. Both Acquired Fund and Acquiring Fund seeks long-term growth. Each Fund invests primarily in equity securities. Acquired Fund invests primarily in equity securities of medium-sized companies, but may invest in stocks of smaller or larger companies in pursuit of its investment objective. Acquired Fund is a non-diversified fund. Diversification is the practice of spreading a fund's assets over a number of issuers to reduce risk. A non-diversified fund has the ability to take larger positions in fewer issuers. Because the appreciation or depreciation of a single security may have a greater impact on the net asset value of a non-diversified fund, its share price can be expected to fluctuate more than a diversified fund. Acquiring Fund is a diversified fund.



- Acquiring Fund invests at least 65% of it's assets in a diversified portfolio of equity securities, which include common stocks, rights, warrants and securities convertible into or exchangeable for common stocks issued by companies with small and medium-sized market capitalization.



- The Funds have the same investment adviser, AEGON/Transamerica Fund Advisers, Inc. ("ATFA"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716. ATFA has engaged Transamerica Investment Management, LLC ("TIM"), 1150 South Olive Street, Suite 2700, Los Angeles, California 90015 to provide sub-advisory services to Acquiring Fund.



      - The proposed Reorganization is expected to result in a reduction in total operating expenses, including expenses net of applicable expense reductions, for current shareholders of Acquired Fund.



For information on fees and expenses, see "Comparison of Fees and Expenses."

ADDITIONAL INFORMATION ABOUT THE REORGANIZATION



THE REORGANIZATION PLAN -- The Reorganization Plan provides for the transfer of all of the assets and liabilities of Acquired Fund to Acquiring Fund solely in exchange for shares of Acquiring Fund. Acquired Fund will distribute the shares of Acquiring Fund received in the exchange to its shareholders, and then Acquired Fund will be liquidated.



After the Reorganization, each shareholder of Acquired Fund will own shares in Acquiring Fund having an aggregate value equal to the aggregate value of shares of Acquired Fund held by that shareholder as of the close of business on the business day preceding the Closing.



Until the Closing, shareholders of Acquired Fund will continue to be able to redeem their shares. Redemption requests received after the Closing will be treated as requests received by Acquiring Fund for the redemption of its shares received by the shareholder in the Reorganization.



The obligations of the Funds under the Reorganization Plan are subject to various conditions, including approval of the shareholders of Acquired Fund. The Reorganization Plan also requires that the Funds take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Plan. The Reorganization Plan may be terminated by mutual agreement of the parties or on certain other grounds. For a complete description of the terms and conditions of the Reorganization, see the Reorganization Plan at Appendix A, which modifies the foregoing summary of the Reorganization Plan in its entirety.



REASONS FOR THE REORGANIZATION -- The Reorganization is one of several reorganizations that are proposed or have already taken place among various IDEX funds. The IDEX complex has grown in recent years through the addition of many funds. IDEX management has proposed the consolidation of several of the IDEX funds that they believe have similar or compatible strategies. Fund performance is also a key factor management considers when evaluating the funds to present to the Board for its consideration. The Reorganization is designed to be part of the proposed reduction of the substantial overlap in funds offered in the IDEX complex, thereby helping to eliminate inefficiencies and confusion about overlapping funds. IDEX also believes that the Reorganization may benefit shareholders by resulting in a surviving fund with a greater asset base. This is expected to provide greater investment opportunities for Acquiring Fund and the potential to take larger portfolio positions. Based upon these considerations, among others, the IDEX Board determined that the Funds should be reorganized.



BOARD CONSIDERATION -- The proposed Reorganization was presented to the IDEX Board of Trustees for consideration and approval at a Special Meeting held October 8, 2002. For the reasons discussed below, the Trustees, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940), determined that the interests of the shareholders of the respective Funds would not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization was in the best interests of the Funds and their shareholders.



The IDEX Board of Trustees, in recommending the proposed transaction, considered a number of factors, including the following:



1. expense ratios and information regarding fees and expenses of Acquired Fund and Acquiring Fund;



2. estimates that show that combining the Funds should result in lower expense ratios because of economies of scale;



3. elimination of duplication of costs and inefficiencies of having two similar funds;



4. the Reorganization would not dilute the interests of the Funds' current shareholders;



5. the relative investment performance and risks of Acquiring Fund as compared to Acquired Fund;



6. the similarity of Acquiring Fund's investment objectives, policies and restrictions to those of Acquired Fund, and the fact that the Funds are duplicative within the overall group of funds;



7. the tax-free nature of the Reorganization to Acquired Fund and its shareholders;



8. the estimated costs to be incurred by Acquiring Fund and Acquired Fund as a result of the Reorganization;



9.    and the performance of similar funds managed by TIM.



The Board also considered the future potential benefits to IDEX in that its costs to administer both Funds may be reduced if the Reorganization is approved.



CAPITALIZATION -- The following table shows, on an unaudited basis, the capitalization of each Fund as of 4/30/02 and, on a pro forma basis, as of 4/30/02, giving effect to the Reorganization (Class L shares were not offered until November 11, 2002, so information is not included for that share class):

                                          NET ASSET VALUE
                            NET ASSETS       PER SHARE      SHARES OUTSTANDING
                            ----------       ---------      ------------------
ACQUIRING FUND
--------------              ----------       ---------      ------------------

Class A Shares             $ 6,669,821      $      5.87          1,137,094
                           -----------      -----------        -----------
Class B Shares             $ 6,992,970      $      5.76          1,213,828
                           -----------      -----------        -----------
Class C Shares             $ 1,842,647      $      5.76            319,843
                           -----------      -----------        -----------
Class M Shares             $ 1,252,883      $      5.78            216,870
                           -----------      -----------        -----------
ACQUIRED FUND
                           -----------      -----------        -----------
Class A Shares             $56,477,360      $     13.17          4,289,785
                           -----------      -----------        -----------
Class B Shares             $65,543,491      $     12.61          5,198,404
                           -----------      -----------        -----------
Class C Shares             $12,819,125      $     12.61          1,016,715
                           -----------      -----------        -----------
Class M Shares             $15,253,146      $     12.69          1,201,707
                           -----------      -----------        -----------
PRO FORMA - ACQUIRING
FUND INCLUDING
ACQUIRED FUND
                           -----------      -----------        -----------
Class A Shares             $63,147,181      $      5.87         10,765,552(1)
                           -----------      -----------        -----------
Class B Shares             $72,536,461      $      5.76         12,590,754(1)
                           -----------      -----------        -----------
Class C Shares             $14,661,772      $      5.76          2,544,965(1)
                           -----------      -----------        -----------
Class M Shares             $16,506,029      $      5.78          2,857,145(1)
                           -----------      -----------        -----------
(1) The net assets of Acquired Fund will be converted to shares based on
    Acquiring Fund's net asset value per share.



TAX CONSIDERATIONS -- The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, pursuant to this treatment, neither Acquired Fund, nor Acquiring Fund, is expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Plan. As a condition to the closing of the Reorganization, the Funds will receive an opinion from the law firm of Dechert to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Funds.



Immediately prior to the Reorganization, Acquired Fund will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to the shareholders all of Acquired Fund's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gains, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of Acquired Fund's shareholders.



EXPENSES OF THE REORGANIZATION - ATFA will pay all of the expenses relating to the Reorganization, including, but not limited to, the costs of the proxy solicitation and necessary filing with the SEC.



THE IDEX BOARD OF TRUSTEES RECOMMENDS THAT SHAREHOLDERS OF ACQUIRED FUND APPROVE THE REORGANIZATION.


      INFORMATION ABOUT ACQUIRING FUND

PERFORMANCE OF ACQUIRING FUND -- The bar chart and table below provide an indication of the risks of investing in Acquiring Fund by showing (on a calendar year basis) Acquiring Fund's annual total return for its first calendar year of operations and by showing (on a calendar year basis) how Acquiring Fund's average annual returns for a one-year period compare to those of a broad-based securities market index -- the Russell 2000 Index. The information below is based on the performance of the Class A shares of Acquiring Fund and does not reflect the impact of sales charges. The bar chart and table assume reinvestment of dividends and capital gains distributions. The Fund's past performance is not an indication of how the Fund will perform in the future.

            One year total return as of 12/31/01 (%)(1)

            [INSERT BAR GRAPH] - (17.69)%

                        During the period shown in the chart, Acquiring Fund's best quarterly performance was 23.35% for the quarter ended 12/31/01, and the Fund's worst quarterly performance was - (34.23)% for the quarter ended 3/31/01.

            (1) As of September 30, 2002, the end of the most recent calendar quarter, the fund's year-to-date return for Class A shares was (19.66)%.

The table below shows the average annual total returns of Acquiring Fund if you average actual performance over various lengths of time, compared to the Russell 2000 Index. An index has an inherent performance advantage over Acquiring Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. Additional information about Acquiring Fund is included in the section "More Information Regarding the Funds."

                                               Since
                                             inception
December 31, 2001**             One Year    (3/1/2000)
---------------------------------------------------------
Acquiring Fund
---------------------------------------------------------
   Return before taxes           (22.2)%      (29.8)%
---------------------------------------------------------
   Return after taxes on
     distributions*              (22.2)%      (29.8)%
---------------------------------------------------------
   Return after taxes on
     distributions and
     sale of fund shares*        (13.5)%      (21.4)%
---------------------------------------------------------
Russell 2000 Class A               2.5%        (7.5)%
---------------------------------------------------------

* The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

** Returns reflect the maximum sales load of 5.5% and include the reinvestment of dividends and capital gains.

SHAREHOLDER FEES (fees paid directly from your investment)

                                      CLASS OF SHARES
---------------------------------------------------------------------------------------
                       A               B              C              L              M
---------------------------------------------------------------------------------------
Maximum sales
charge (load)
imposed on           5.50%           None           None            None          1.00%
purchases (as a
% of offering
price)
---------------------------------------------------------------------------------------
Maximum
deferred sales
charge (load)
(as a percentage
of purchase price
or redemption
proceeds,
whichever is
lower)              None(a)         5.00%           None           2.00%          1.00%
---------------------------------------------------------------------------------------

(a) Certain purchases of Class A shares in amounts of $1 million or more are subject to a 1% contingent deferred sales charge for 24 months after purchase.

ANNUAL FUND OPERATING EXPENSES - Please see "Annual Fund Operating Expenses (Acquiring Fund)" above.

EXAMPLE. This example is intended to help you compare the cost of investing in each Fund and in the combined Funds on a pro forma basis. It shows the cumulative expenses you would pay if you invested $10,000 and held your shares for various time periods, with a 5% annual return and Fund operating expenses remaining the same. This return is for illustration purposes and is not guaranteed. Actual costs may be higher or lower.

If the shares are redeemed at the end of each period:


                                1 YEAR*    3 YEARS*    5 YEARS*    10 YEARS*
-------------------------------------------------------------------------------
Acquiring Fund
                                ------      ------      ------      ------
Class A shares                  $  715      $1,284      $1,877      $3,474
                                ------      ------      ------      ------
Class B shares                  $  740      $1,269      $1,821      $3,554
                                ------      ------      ------      ------
Class C shares                  $  240      $  969      $1,721      $3,700
                                ------      ------      ------      ------
Class M shares                  $  427      $1,030      $1,756      $3,673
                                ------      ------      ------      ------

Class L shares                  $  440      $  969      $1,721      $3,700
                                ------      ------      ------      ------
Acquired Fund
                                ------      ------      ------      ------
Class A shares                  $  728      $1,256      $1,810      $3,313
                                ------      ------      ------      ------
Class B shares                  $  753      $1,241      $1,753      $3,392
                                ------      ------      ------      ------
Class C shares                  $  253      $  941      $1,653      $3,541
                                ------      ------      ------      ------
Class M shares                  $  440      $1,003      $1,688      $3,514
                                ------      ------      ------      ------
Class L shares                  $  453      $  941      $1,653      $3,541
                                ------      ------      ------      ------
Pro Forma - Acquiring Fund
including Acquired Fund
                                ------      ------      ------      ------
Class A shares                  $  718      $1,165      $1,638      $2,938
                                ------      ------      ------      ------
Class B shares                  $  743      $1,147      $1,576      $3,016
                                ------      ------      ------      ------
Class C shares                  $  243      $  847      $1,476      $3,170
                                ------      ------      ------      ------
Class M shares                  $  430      $  909      $1,513      $3,144
                                ------      ------      ------      ------
Class L shares                  $  443      $  847      $1,476      $3,170
                                ------      ------      ------      ------

If the shares are not redeemed at the end of each period:


                                1 YEAR*    3 YEARS*    5 YEARS*    10 YEARS*
                                ------      ------      ------      ------
Acquiring Fund
                                ------      ------      ------      ------
Class A shares                  $  715      $1,284      $1,877      $3,474
                                ------      ------      ------      ------
Class B shares                  $  240      $  969      $1,721      $3,554
                                ------      ------      ------      ------
Class C shares                  $  240      $  969      $1,721      $3,700
                                ------      ------      ------      ------
Class M shares                  $  328      $1,030      $1,756      $3,673
                                ------      ------      ------      ------
Class L shares                  $  240      $  969      $1,721      $3,700
                                ------      ------      ------      ------
Acquired Fund
                                ------      ------      ------      ------
Class A shares                  $  728      $1,256      $1,810      $3,313
                                ------      ------      ------      ------
Class B shares                  $  253      $  941      $1,653      $3,392
                                ------      ------      ------      ------
Class C shares                  $  253      $  941      $1,653      $3,541
                                ------      ------      ------      ------
Class M shares                  $  341      $1,003      $1,688      $3,514
                                ------      ------      ------      ------
Class L shares                  $  253      $  941      $1,653      $3,541
                                ------      ------      ------      ------
Pro Forma - Acquiring Fund
including Acquired Fund
                                ------      ------      ------      ------
Class A shares                  $  718      $1,165      $1,638      $2,938
                                ------      ------      ------      ------
Class B shares                  $  243      $  847      $1,476      $3,016
                                ------      ------      ------      ------
Class C shares                  $  243      $  847      $1,476      $3,170
                                ------      ------      ------      ------
Class M shares                  $  331      $  909      $1,513      $3,144
                                ------      ------      ------      ------
Class L shares                  $  243      $  847      $1,476      $3,170
                                ------      ------      ------      ------

Class A and Class M shares of Acquired Fund issued to a shareholder in connection with the reorganization will not be subject to any initial sales charge. Class B, Class L and Class M shares of Acquiring Fund issued to a shareholder in connection with the Reorganization will be subject to the same contingent deferred sales charge, if any, applicable to the corresponding shares of Acquired Fund held by that shareholder immediately prior to the Reorganization.


In addition, the period that the shareholder held shares of the Acquired Fund would be included in holding period of Acquiring Fund's shares for purposes of calculating any contingent deferred sales charge. Similarly, Class B shares of Acquiring Fund issued to a shareholder in connection with the Reorganization will convert to Class A shares eight years after the date that the corresponding Class B shares of Acquired Fund were purchased by shareholders. Likewise, Class M shares of Acquiring Fund issued to a shareholder in connection with the reorganization will convert to Class A shares ten years after the date that the corresponding Class M shares of Acquired Fund were purchased by shareholders.

For more information about Acquiring Fund's performance, including a discussion of factors that materially impact its performance, please see Appendix B.

ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

INVESTMENT ADVISER -- ATFA is Acquiring Fund's investment adviser. On April 30, 2002, the aggregate assets of all of the mutual funds under the investment management of ATFA were approximately $27.1 billion. IDEX has entered into an Investment Advisory Agreement ("Advisory Agreement") on behalf of Acquiring Fund with ATFA wherein ATFA supervises Acquiring Fund's investments and conducts its investment program. The Advisory Agreement provides that ATFA will perform the following services or cause them to be performed by others to: (i) furnish investment advice and recommendations (ii) supervise the purchase and sale of securities as directed by appropriate Fund officers, and (iii) be responsible for the administration of the Fund. The Advisory Agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of either IDEX or ATFA, or a vote of shareholders of Acquiring Fund. Advisory fees are computed and accrued daily and paid monthly.

SUB-ADVISER -- TIM, an affiliate of ATFA, is Acquiring Fund's sub-adviser. On April 30, 2002, the aggregate assets of all of the mutual funds under the investment management of TIM were approximately $11.7 billion. TIM has overall responsibility for the management of the Fund. ATFA and TIM have entered into an agreement that requires TIM to: provide investment sub-advisory, statistical and research services to Acquiring Fund; supervise and arrange for the purchase and sale of securities on behalf of the Fund; and provide for the maintenance and compilation of records pertaining to the investment sub-advisory function. The agreement with TIM can be terminated by the Board of Trustees of IDEX upon 60 days' written notice of either party. Sub-Advisory fees are computed and accrued daily and paid monthly.

INVESTMENT PERSONNEL -- The following individuals have responsibility for the day-to-day management of Acquiring Fund:

- Christopher J. Bonavico, Vice President and Portfolio Manager of TIM, is primary manager of Acquiring Fund. Mr. Bonavico has been manager of the Transamerica Premier Aggressive Growth Fund and Transamerica Premier Small Company Fund since 1999. He was manager of the Transamerica Premier Value Fund from 1998 to 1999; manager of the Transamerica Premier Index Fund from inception to 1998; and co-manager of the Transamerica Premier Aggressive Growth Fund, Transamerica Premier Small Company Fund, Transamerica Premier Balanced Fund and Transamerica Premier Index Fund from 1998 to 1999. He joined TIM in 1993.

- Kenneth F. Broad, Assistant Vice President and Portfolio Manager, TIM, is co-manager of Acquiring Fund. Mr. Broad has been co-manager of the Transamerica Premier Small Company Fund since 2001. Prior to joining TIM in 2000, he was Vice President, Portfolio Manager and Analyst at Franklin Templeton Investments from 1994 to 2000.

ADDITIONAL INFORMATION ABOUT THE FUNDS

FORM OF ORGANIZATION -- Each of the Funds is a series of IDEX Mutual Funds, an open-end management company organized as a Massachusetts business trust. IDEX is governed by a Board of Trustees, which consists of ten Trustees. For more information regarding the history of IDEX, please see the SAI.

DISTRIBUTOR - AFSG Securities Corporation ("AFSG"), located at 4333 Englewood Road NE, Cedar Rapids, Iowa 52499, is principal distributor for both Funds. AFSG is an affiliate of IDEX, ATFA and TIM. ASFG underwrites and distributes all classes of Fund shares and bears the expense of offering these shares to the public. The Funds pay AFSG, or its agent, a fee for those services. Please see "More Information Regarding the Funds," below, for additional information regarding the fees paid to ASFG by the Funds.

DIVIDENDS AND OTHER DISTRIBUTIONS -- Each Fund pays dividends from net investment income, and distributes net capital gains, if any, at least annually. Dividends and distributions of each Fund are automatically reinvested in additional shares of the respective class of the particular Fund, unless the shareholder requests cash. There are no fees or sales charges on reinvestments.

If the Reorganization Plan is approved by shareholders of Acquired Fund, then as soon as practicable before the Closing, Acquired Fund will pay its shareholders a cash distribution of all undistributed net investment income and undistributed realized net capital gains.

GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES -- Proxies are being solicited at the request of the IDEX Board of Trustees. Solicitation of proxies is being made primarily by the mailing of this Notice and Proxy Statement/Prospectus with its enclosures on or about December, 2002. (Shareholders of Acquired Fund whose shares are held by nominees, such as brokers, can vote their proxies by contacting their respective nominee.) In addition to the solicitation of proxies by mail, employees of IDEX and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communication. The Funds have retained ALAMO, a professional proxy solicitation firm, to assist with any necessary solicitation of proxies. Shareholders of Acquired Fund may receive a telephone call from ALAMO asking the shareholder to vote. The estimated costs for the services of ALAMO are estimated to be approximately $31,025 plus applicable postage.

In all cases where a proxy is solicited by telephone, ALAMO is required to ask the person to provide identifying registration data, including full name and address, and, if known, the number of shares owned. If the shareholder is a corporation or other entity, ALAMO will ask for the title of the person and for confirmation that the person is authorized to direct the voting of the shares. ALAMO will advise the shareholder that the shareholder can vote his or her shares over the telephone and will ask if the shareholder would like to cast a vote. Although ALAMO's representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than to read any recommendations set forth in the Proxy Statement/Prospectus. ALAMO will then record the shareholder's instructions on the Proxy Card. Within 72 hours, the shareholder will be sent a confirmation of his or her vote asking the shareholder to call ALAMO immediately if his or her instructions are not correctly reflected in the confirmation.

If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person, vote online or by facsimile. Should a shareholder require additional information regarding the proxy or require replacement of the proxy, they may contact IDEX Customer Service toll-free at (888)233-4339.

A shareholder may revoke the accompanying proxy at any time prior to its use by filing with IDEX a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting of Acquired Fund shareholders, in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. However, attendance at the Special Meeting, by itself, will not revoke a previously-tendered proxy. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposal, and may vote in their discretion with respect to other matters not now known to the IDEX Board of Trustees that may be presented at the Special Meeting.

VOTING RIGHTS -- Shares of the Funds entitle their holders to one vote per share as to any matter on which the holder is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.

Shareholders of Acquired Fund at the close of business on November 15, 2002 (the "Record Date") will be entitled to be present at the Special Meeting to vote with respect to their shares owned as of that Record Date. As of the Record Date,9,492,275.713 shares of Acquired Fund were outstanding and entitled to vote.

To become effective, the proposed Reorganization must be approved by a "vote of the majority of the outstanding voting securities" of Acquired Fund, as defined in the 1940 Act. The "vote of a majority of the outstanding voting securities" means the lesser of the vote of (i) 67% or more of the shares of Acquired Fund entitled to vote thereon present at the Special Meeting if the holders of more than 50% of such outstanding shares are present in person or represented by proxy; or (ii) more than 50% of such outstanding shares of Acquired Fund entitled to vote thereon.

Acquired Fund must have a quorum to conduct its business at the Special Meeting. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum. In the absence of a quorum, a majority of outstanding shares entitled to vote, present in person or by proxy, may adjourn the meeting from time to time until a quorum is present.

If a shareholder abstains from voting as to any matter, or if a broker returns a "non-vote" proxy, indicating a lack of authority to vote on a matter, the shares represented by the abstention or non-vote will be deemed present at the Special Meeting for purposes of determining a quorum. However, abstentions and broker non-votes will not be deemed represented at the Special Meeting for purposes of calculating the vote on any matter. As a result, an abstention or broker non-vote will have the same effect as a vote against the Reorganization. Prior to the Special Meeting, IDEX expects that broker-dealer firms holding their shares of the Funds in "street name" for their customers will request voting instructions from their customers and beneficial owners.

To the knowledge of IDEX, as of November 15, 2002, no Trustee of IDEX beneficially owned 1% or more of the outstanding shares of either Fund, and the officers and Trustees of IDEX beneficially owned, as a group, less than 1% of the shares of either Fund.

As of November 15, 2002, no shareholder owned beneficially 5% or more of the outstanding shares of either Fund.

OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING -- The Board of Trustees does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxy holders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS -- The Funds are not required to hold regular annual meetings and, in order to minimize their costs, do not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by the Funds' management. Therefore it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting or to be submitted to shareholders of the Funds.

Shareholders wishing to submit proposals should send their written proposals to the address set forth on the cover of this Proxy Statement/Prospectus a reasonable time prior to the date of a meeting of shareholders to be considered for inclusion in the proxy materials for a meeting. Timely submission of a proposal does not, however, necessarily mean that the proposal will be included. Persons named as proxies for any subsequent shareholder meeting will vote in their discretion with respect to proposals submitted on an untimely basis.

INFORMATION ABOUT THE FUNDS -- Proxy materials, reports and other information filed by IDEX, on behalf of the Funds, can be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, NW, Washington, DC 20549. The SEC maintains an Internet World Wide Web site (http://www.sec.gov) which contains other information about the Funds.

REPORTS TO SHAREHOLDERS -- IDEX will furnish, without charge, a copy of the most recent Annual Report and Semi-Annual Report regarding the Funds upon request. Requests for such reports should be directed to IDEX Mutual Funds at P.O. Box 9015, Clearwater, FL 33758-9015, telephone (888) 233-4339.

IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY IS REQUESTED. A
SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

PLEASE NOTE: YOU ALSO MAY INSTEAD VOTE BY TELEPHONE, THROUGH THE INTERNET, OR BY FACSIMILE BY FOLLOWING THE ENCLOSED INSTRUCTIONS. DO NOT RETURN YOUR PROXY CARD IF YOU VOTE BY ONE OF THESE METHODS UNLESS YOU LATER DECIDE TO CHANGE YOUR VOTE.



                                            -----------------------------------
                                            John K. Carter, Vice President,
                                            Secretary & General Counsel


December 2, 2002

                      MORE INFORMATION REGARDING THE FUNDS

DISTRIBUTION PLANS AND 12B-1 FEES. The Funds have adopted separate Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act") (individually, a "12b-1 Plan," and collectively, the "12b-1 Plans"), applicable to Class A, Class B, Class C, Class L and Class M shares of the Funds.

The distributor for the Funds, AFSG Securities Corporation ("AFSG") receives the sales fees or loads imposed on these shares (up to 5.50% of the offering price, which includes the sales load) and re-allows a portion of those fees to the sellers of the shares. AFSG also receives service and distribution fees under the 12b-1 Plans as follows:

Distribution of Class A Shares. For these shares, the Funds may pay AFSG a distribution fee of up to 0.35% annually which includes a service fee of 0.25%. Fees are based on the average daily net assets of Class A shares. However, if the service fees rise, the distribution fee is lowered so that the total fees payable don't exceed 0.35% annually.

Distribution of Class B Shares. For these shares, the Funds may pay AFSG an annual distribution fee of up to 1.00%, which includes an annual service fee of 0.25%.

Distribution of Class C Shares. For these shares, the Funds may pay AFSG an annual distribution fee of up to 1.00%, which includes a service fee of 0.25%.

Distribution of Class L Shares. For these shares, the Funds may pay AFSG an annual distribution fee of up to 1.00%, which includes a service fee of 0.25%.

Distribution of Class M Shares. For these shares, the Funds may pay AFSG an annual distribution fee of up to 0.90%, which includes a service fee of 0.25%.

Because the Funds have 12b-1 Plans, even though Class B and Class C shares do not carry an up-front sales load, the higher distribution and service fees payable by those shares may, over time, be higher than the total fees paid by owners of Class A and Class M shares.

OTHER EXPENSES. In addition to the management fee and other fees described previously, each Fund pays other expenses, such as legal, audit, transfer agency and custodian fees, and the compensation of Trustees who are not affiliated with IDEX. Most Fund expenses are allocated proportionately among all of the outstanding shares of IDEX.

PURCHASING SHARES

IDEX and AFSG reserve the right to reject any purchase order. Please note that cash, travelers checks, third party checks, money orders and checks drawn on non-U.S. banks (even if payment is effected through a U.S. bank) generally will not be accepted. IDEX reserves the right to waive minimum investment amounts.

CHOOSING A SHARE CLASS. IDEX offers five shares classes for the Funds, Class A, Class B, Class C, Class L and Class M. Effective November 11, 2002, Class C and Class M were closed to new investors. Class A shares has an initial sales charge of 5.50%, in most cases, and an annual 12b-1 fee of 0.35%; Class B has no up-front sales charge, a deferred sales charge starting at 5.00% if you sell in 6 years or less, and an annual 12b-1 fee of 1.00%; Class C has no up-front sales load and no deferred sales charge with an annual 12b-1 fee of 1.00%; Class L has a 1.00% up-front sales load, with an annual 1.00% 12b-1 fee and a contingent deferred sales charge of 2% if redeemed during the first 12 months of purchase, and 1% if redeemed during the second 12 months of purchase; and Class M has an initial sales charge of 1.00% with a deferred sales charge of 1.00% if you sell in the first 18 months, and an annual 12b-1 fee of 0.90%.

PRICE OF SHARES. When you buy shares, you pay Net Asset Value ("NAV") plus any applicable sales charge. When you sell your shares, you receive NAV minus any applicable deferred sales charge. Exchange orders are effected at NAV.

DETERMINATION OF NET ASSET VALUE. The NAV per share of each Fund is computed as of the close of regular trading hours on the New York Stock Exchange (normally 4 p.m. Eastern time) on days when the Exchange is open. The Exchange is open Monday through Friday, except on observation of the following holidays: generally New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Each Fund's NAV is generally based upon the market value of securities held in the Fund's portfolio. If market prices are not available, the fair value of securities is determined using procedures approved by the IDEX Board of Trustees.

AUTOMATIC INVESTMENT PLAN. With an Automatic Investment Plan ("AIP"), a level dollar amount is invested monthly and payment is deducted electronically from your bank account. Call or write IDEX Customer service to establish an AIP.

Minimum Account Balance. IDEX RESERVES THE RIGHT TO LIQUIDATE SUFFICIENT SHARES TO RECOVER ANNUAL TRANSFER AGENT FEES SHOULD THE INVESTOR FAIL TO MAINTAIN HIS/HER ACCOUNT VALUE AT A MINIMUM OF $500. IF YOUR BALANCE IS BELOW $250

DUE TO REDEMPTIONS, YOUR ACCOUNT WILL BE CHARGED A FEE AND BE LIQUIDATED; ANY APPLICABLE CONTINGENT DEFERRED SALES CHARGE ("CDSC") WILL BE DEDUCTED, AND A CHECK WILL BE MAILED TO YOU.

EXECUTION OF REQUESTS. Purchase and sale requests are executed at the NAV next determined after the order is received in proper form by the Transfer Agent or Distributor. A purchase order will be deemed to be in proper order form when all of the required steps set forth in the IDEX prospectus under the section "Shareholder Information" have been completed. If you purchase by wire, however, the order will be deemed to be in proper order after the telephone notification and the federal funds wire have been received. If you purchase by wire, you must submit an application form in a timely manner. If an order or payment is received after the close of regular trading on the New York Stock Exchange (normally, 4:00pm Eastern Time), the shares will not be credited until the next business day.

You will receive a confirmation of each new transaction in your account, which also will show you the number of Fund shares you own including the number of shares being held in safekeeping by the Transfer Agent for your account. You may rely on these confirmations in lieu of certificates as evidence of your ownership. IDEX does not issue share certificates on behalf of its funds.

TELEPHONE ORDERS. IDEX and its Transfer Agent will not be responsible for the authenticity of phone instructions or losses, if any, resulting from unauthorized shareholder transactions if they reasonably believe that such instructions were genuine. IDEX and its Transfer Agent have established reasonable procedures to confirm that instructions communicated by telephone are genuine. These procedures include recording telephone instructions for exchanges and expedited redemptions, requiring the caller to give certain specific identifying information, and providing written confirmation to shareholders of record not later than five days following such transaction. If IDEX and its Transfer Agent do not employ these procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions. To enjoy this privilege, you must establish the privilege in advance, when you open your account, or by adding this feature to your existing account.

EXCHANGE PRIVILEGES AND RESTRICTIONS. An exchange privilege is available. You may exchange $500 or more of one fund for shares in the same class of another fund. Any CDSC will be calculated from the date that you purchased your original shares. Exchange requests may be made in writing to the Transfer Agent or by calling IDEX Customer Service at (888) 233-4339. IDEX does not permit market timing or excessive trading and has adopted special policies to discourage these activities.

HOW TO REDEEM SHARES

Shares of the Funds will be redeemed at the NAV (less any applicable CDSC and/or federal income tax withholding) next determined after receipt of a redemption request in good form on any day that the New York Stock Exchange is open for business. Payment by bank wire is subject to a $10 service fee, in addition to the fees your bank may charge.

SYSTEMATIC WITHDRAWAL PLAN. You can establish a Systematic Withdrawal Plan ("SWP") either at the time you open your account or at a later date. Call IDEX Customer Service at (888) 233-4339 for assistance. You must have a minimum account balance of $10,000 for this privilege.

PAYMENTS. Payments to shareholders for shares redeemed or repurchased ordinarily will be made within three days after receipt by the Transfer Agent of a written request in good order. To request payment, you may also call IDEX Customer Service at (888) 233-4339 and make your request using the automated IDEX In-TouchSM system, by person-to-person, or by accessing your account on the internet. Maximum amount per day is the lesser of your available balance or $50,000.

The proceeds of your redemption may be paid by check, or by direct deposit to your bank. Shares will normally be redeemed for cash, although each fund retains the right to redeem its shares in kind under unusual circumstances in order to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion.

MANAGEMENT OF THE FUNDS

INVESTMENT ADVISER -- ATFA and IDEX have entered into an agreement on behalf of Acquiring Fund wherein ATFA has agreed to provide investment advisory, statistical and research services to the Fund, supervise and arrange for the purchase and sale of securities on behalf of the Fund, and provide for the maintenance and compilation of records pertaining to the sub-advisory function. The agreement can be terminated by the IDEX Board upon 60 days written notice. Investment management fees are computed and accrued daily and paid monthly. For the year ended October 31, 2001, Acquiring Fund paid investment management fees of $86,000 to ATFA.

ATFA has overall responsibility for the management of the Funds. However, subject to the supervision of the IDEX Board, ATFA may hire sub-advisers to assist with management of the funds.

PARENT COMPANY INFORMATION -- ATFA is a wholly-owned indirect subsidiary of Western Reserve Life Assurance Co. of Ohio ("Western Reserve"); Western Reserve is a wholly-owned indirect subsidiary of First AUSA Life Insurance Company ("First AUSA"), which is wholly-owned by Transamerica Holding Company; Transamerica Holding Company is wholly-owned by AEGON USA, Inc. ("AEGON USA"), a financial services holding company whose primary emphasis is on life and health insurance, and annuity and investment products. AEGON USA is a wholly-owned indirect subsidiary of AEGON N.V., a Netherlands corporation and publicly traded international insurance group.

ADMINISTRATIVE AGENT -- AEGON/Transamerica Fund Services, Inc. ("ATFS") acts as the administrative agent for IDEX and, as such, performs administrative functions and the bookkeeping, accounting and pricing functions for the Funds. (Prior to July 1, 2002, AFSG provided administrative services to the Fund.) For these services, ATFS receives reimbursement from IDEX on behalf of the Funds on a cost incurred basis.

SHAREHOLDER SERVICING AGENT (TRANSFER AGENT) - AEGON/Transamerica Investor Services, Inc ("ATIS") acts as the transfer agent for the Funds. (Prior to September 26, 2002, the transfer agent was named Idex Investor Services, Inc.) As such, ATIS performs all shareholder servicing functions, including transferring record ownership, processing purchase and redemption transactions, answering inquiries, mailing shareholder communications and acting as the dividend disbursing agent. For these services, ATIS receives an annual per-account charge of $15.39 for each of its shareholder accounts in existence, $2.73 for each new account opened, and $1.63 for each closed account.

FUND TRANSACTIONS -- Decisions as to the assignment of fund business for each Fund and negotiation of commission rates are made by the respective Fund's sub-adviser, whose policy is to obtain the "best execution" (prompt and reliable execution at a favorable security price) of all Fund transactions. The Advisory Agreement and Sub-Advisory Agreement for each Fund specifically provide that in placing portfolio transactions for a Fund, the Fund's sub-adviser may agree to pay brokerage commissions for effecting a securities transaction in an amount higher than another broker or dealer would have charged for effecting that transaction as authorized, under certain circumstances, by the Securities Exchange Act of 1934.

In selecting brokers and dealers and in negotiating commissions, a Fund's sub-adviser considers a number of factors, including but not limited to:

      The sub-adviser's knowledge of currently available negotiated commission rates or prices of securities and other current transaction costs;

      The nature of the security being traded;

      The size and type of the transaction;

      The nature and character of the markets for the security to be purchased or sold;

      The desired timing of the trade;

      The activity existing and expected in the market for the particular security;

      The quality of the execution, clearance and settlement services;

      Financial stability;

      The existence of actual or apparent operational problems of any broker or dealer; and

      Research products and services provided.

In recognition of the value of the foregoing factors, the sub-adviser may place portfolio transactions with a broker with whom it has negotiated a commission that is in excess of the commission another broker would have charged for effecting that transaction. This is done if the sub-adviser determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker viewed in terms of either that particular transaction or of the overall responsibilities of the sub-adviser.

A sub-adviser may also consider the sale or recommendation of a Fund's shares by a broker or dealer to its customers as a factor in the selection of brokers or dealers to execute portfolio transactions. In placing portfolio business with brokers or dealers, a sub-adviser will seek the best execution of each transaction, and all such brokerage placement must be consistent with the Conduct Rules of the National Association of Securities Dealers, Inc.

DIVIDENDS, DISTRIBUTIONS & TAXES
DIVIDENDS AND DISTRIBUTIONS. IDEX generally distributes most or all of its net earnings in the form of dividends. IDEX pays dividends and capital gains, if any, annually. Dividends and distributions will be determined on a class basis.

Any dividends and distributions paid by IDEX will be automatically reinvested in additional shares of the respective class of the Fund, unless you elect to receive dividends in cash. When a dividend or distribution is paid, the NAV per share is reduced by the amount of payment. You may, upon written request or by completing the appropriate section of the Account Application, elect to have all dividends and other distributions paid on a Class A, B, C, L and M shares in a fund invested into another fund in the same share class.

FEDERAL TAXES. The Funds qualified, and expect to continue to qualify, as regulated investment companies under the Internal Revenue Code. As a regulated investment company, a Fund is not subject to federal income tax on ordinary income and capital gains, if any, that it distributes to its shareholders.

-

      Fund distributions are taxable as ordinary income to the extent they are attributable to a Fund's net investment income, certain net realized foreign exchange gains, and net short-term capital gains. They are taxable as long-term capital gains (at the federal maximum rate of 20%) to the extent they are attributable to the Fund's excess of net long-term capital gains over net short-term capital losses. The tax status of any distribution is the same regardless of how long you have been a shareholder in a Fund and whether you elect to reinvest distributions or receive cash. Certain distributions paid by a Fund in January may be taxable to shareholders as if they were received on the prior December 31.

-

      As of October 31, 2001, IDEX Janus Capital Appreciation had capital loss carryforwards totaling $26,385,453, expiring on October 31, 2008. IDEX Transamerica Growth Opportunities had capital loss carryforwards totaling $203,423 expiring on October 31, 2008. The utilization of tax capital loss carryforwards from Acquired Fund may be limited.

-

      You should rely on your own tax adviser for advice about particular federal, state and local tax consequences of investing in mutual funds.

                     FINANCIAL HIGHLIGHTS FOR ACQUIRING FUND
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

The financial highlights table is intended to help you understand Acquiring Fund's financial performance for its shares for each period shown. No information is shown for Class L shares, which did not commence operations until after the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund assuming reinvestment of all dividends and distributions. The information, for the fiscal years ended 10/31/01, has been audited by PricewaterhouseCoopers LLP, whose report, along with the IDEX financial statements, are included in the IDEX Annual Report, which is available upon request. The information for the period ended 4/30/02 is unaudited and is included in the IDEX Semi-Annual Report, which is also available upon request.

                                                        Investment Operations                           Distributions
                                             -------------------------------------------  -----------------------------------------
                               Net Asset                                                                  From Net
                                 Value,          Net          Net Realized                    From Net    Realized
                YEAR OR       Beginning of    Investment      and Unrealized      Total      Investment    Capital       Total
              PERIOD ENDED      Period       Income (Loss)    Gain (Loss)       Operations     Income       Gains     Distributions
              ------------    ------------   -------------    --------------    ----------   ----------   --------    -------------
    Class A   04/30/2002 (5)          4.81         (0.03)            1.09           1.06         --          --              --
              10/31/2001 (5)          8.70         (0.07)          (3.82)         (3.89)         --          --              --
              10/31/2000             10.00         (0.02)          (1.28)         (1.30)         --          --              --
    Class B   04/30/2002 (5)          4.73         (0.05)            1.08           1.03         --          --              --
              10/31/2001 (5)          8.66         (0.10)          (3.83)         (3.93)         --          --              --
              10/31/2000             10.00         (0.06)          (1.28)         (1.34)         --          --              --
    Class C   04/30/2002 (5)          4.74         (0.05)            1.07           1.02         --          --              --
              10/31/2001 (5)          8.66         (0.11)          (3.81)         (3.92)         --          --              --
              10/31/2000             10.00         (0.06)          (1.28)         (1.34)         --          --              --
    Class M   04/30/2002 (5)          4.75         (0.05)            1.08           1.03         --          --              --
              10/31/2001 (5)          8.67         (0.10)          (3.82)         (3.92)         --          --              --
              10/31/2000             10.00         (0.05)          (1.28)         (1.33)         --          --              --


                                                                                  Ratios/Supplemental Data
                                                                --------------------------------------------------------------
                                                                Ratio of Expenses to Average Net
                                                                      Assets (1)(3)
                                                                --------------------------------     Net
                                                        Net Assets                                Investment
                              Net Asset                   End of                                  Income (Loss)
          YEAR OR PERIOD      Value, End     Total        Period      Excluding                    to Average          Portfolio
               ENDED         of Period     Return (2)    (000's)       Credits       Gross       Net Assets(1)(3)   Turnover Rate(4)
          ---------------    -----------   ----------   ---------     ---------      -----       ----------------   ----------------
Class A    04/30/2002(5)         5.87        22.09        6,670          1.72         2.85            (1.39)          11.33
           10/31/2001(5)         4.81      (44.76)        3,807          1.55         2.83            (1.11)          58.64
           10/31/2000            8.70      (12.96)        3,726          1.55         4.54            (1.23)          18.58
Class B    04/30/2002(5)         5.76        21.69        6,993          2.37         3.50            (2.04)          11.33
           10/31/2001(5)         4.73      (45.35)        4,513          2.20         3.48            (1.76)          58.64
           10/31/2000            8.66      (13.39)        4,366          2.20         5.19            (1.88)          18.58
Class C    04/30/2002(5)         5.76        21.69        1,843          2.37         3.50            (2.04)          11.33
           10/31/2001(5)         4.74      (45.35)        1,530          2.20         3.48            (1.76)          58.64
           10/31/2000            8.66      (13.39)        1,704          2.20         5.19            (1.88)          18.58
Class M    04/30/2002(5)         5.78        21.82        1,253          2.27         3.40            (1.94)          11.33
           10/31/2001(5)         4.75      (45.26)        1,174          2.10         3.38            (1.66)          58.64
           10/31/2000            8.67      (13.33)        2,090          2.10         5.09            (1.78)          18.58

Notes to Financial Highlights

(1)   Ratio of Expenses to Average Net Assets shows:

      Excluding Credits (net expense ratio which is total expenses less fee waivers and reimbursements by the investment adviser). Gross (total expenses not taking into account fee waivers and reimbursements by the investment adviser or affiliated brokerage and custody earnings credits, if any).

(2) Total Return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase for Class A or Class C Shares.

      Periods of less than one year are not annualized.

(3) Periods of less than one year are annualized. The Ratio of Net Investment Income (Loss) to Average Net Assets is based upon Net Investment Income
      (Loss) prior to certain reclassifications as discussed in Note 1 of the Notes to the Financial Statements.

(4)   Periods of less than one year are not annualized.

(5) Calculated based on average number of shares outstanding during the period.


The notes to the financial statements are an integral part of these statements.

                                   APPENDIX A
                       AGREEMENT & PLAN OF REORGANIZATION

THIS AGREEMENT & PLAN OF REORGANIZATION (the "Plan") is made as of the 8th day of October, 2002 by IDEX Mutual Funds (the "Company") with its principal place of business at 570 Carillon Parkway, St. Petersburg, Florida 33716, on behalf of IDEX Transamerica Growth Opportunities (the "Acquiring Fund") and IDEX Janus Capital Appreciation (the "Acquired Fund"), separate series of the Company.

This Plan is intended to be, and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of Acquired Fund to Acquiring Fund in exchange solely for Class A, Class B, Class C, Class L and Class M voting shares of beneficial interest of Acquiring Fund (the "Acquiring Fund Shares"), the assumption by Acquiring Fund of all liabilities of Acquired Fund, and the distribution of Acquiring Fund Shares to the shareholders of Acquired Fund in complete liquidation of Acquired Fund as provided herein, all upon the terms and conditions hereinafter set forth in this Plan.

WHEREAS, the Company is an open-end, registered investment management company and Acquired Fund owns securities which generally are assets of the character in which Acquiring Fund is permitted to invest.

WHEREAS, the Trustees of the Company have determined that the exchange of all of the assets of Acquired Fund for Acquiring Fund Shares, and the assumption of all liabilities of Acquired Fund by Acquiring Fund, is in the best interests of Acquiring Fund and its shareholders, and that the interests of the existing shareholders of Acquiring Fund would not be diluted as a result of this transaction.

WHEREAS, the Trustees of the Company have determined, with respect to Acquired Fund, that the exchange of all of the assets of Acquired Fund for Acquiring Fund Shares, and the assumption of all liabilities of Acquired Fund by Acquiring Fund, is in the best interests of Acquired Fund and its shareholders, and that the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of this transaction.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the Company, on behalf of Acquiring Fund and Acquired Fund separately, hereby covenants and agrees to the following terms and conditions:

1. TRANSFER OF ASSETS OF ACQUIRED FUND TO ACQUIRING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES, THE ASSUMPTION OF ALL ACQUIRED FUND LIABILITIES AND THE LIQUIDATION OF ACQUIRED FUND

      1.1 Subject to the requisite approval of the shareholders of Acquired Fund and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Company will transfer all of Acquired Fund's assets, as set forth in paragraph 1.2, to Acquiring Fund, and Acquiring Fund agrees in exchange therefore: (i) to deliver to Acquired Fund the number of full and fractional Class A, Class B, Class C, Class L and Class M Acquiring Fund Shares determined by dividing the value of Acquired Fund's net assets with respect to each class, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Fund Share of the same class, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of Acquired Fund. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

      1.2 The assets of Acquired Fund to be acquired by Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable that are owned by Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of Acquired Fund on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

      1.3 Acquired Fund will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. Acquiring Fund shall also assume all of the liabilities of Acquired Fund, whether accrued or contingent, known or unknown, existing at the Valuation Date. On or as soon as practicable prior to the Closing Date, Acquired Fund will declare and pay to its shareholders of record one or more dividends and/or other distributions that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last taxable year to the end of the business day on the Closing; and (ii) any undistributed investment company taxable income and net capital gain from any period to the extent not otherwise distributed.

      1.4 Immediately after the transfer of assets provided for in paragraph 1.1, Acquired Fund will distribute to Acquired Fund's shareholders of record with respect to each class of its shares, determined as of immediately after the close of business on the Closing Date (the "Acquired Fund Shareholders"), on a pro rata basis within that class, Acquiring Fund Shares of the same class received by Acquired Fund pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to Acquired Fund's shares, by the transfer of Acquiring Fund Shares then credited to the account of Acquired Fund on the books of Acquiring Fund to open accounts on the share records of Acquiring Fund in the names of Acquired Fund Shareholders. The aggregate net asset value of Class A, Class B, Class C, Class L and Class M Acquiring Fund Shares to be so credited to Class A, Class B, Class C, Class L and Class M Acquired Fund Shareholders shall, with respect to each class, be equal to the aggregate net asset value of Acquired Fund shares of the corresponding class owned by such shareholders on the Closing Date. All issued and outstanding shares of Acquired Fund will simultaneously be canceled on the books of Acquired Fund, although share certificates representing interests in shares of each class of Acquired Fund will represent a number of the same class of Acquiring Fund Shares after the Closing Date, as determined in accordance with Section 2.3. Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

      1.5 Ownership of Acquiring Fund Shares will be shown on the books of Acquiring Fund's transfer agent. Shares of Acquiring Fund will be issued in the manner described in Acquiring Fund's then-current prospectus and statement of additional information.

      1.6 Any reporting responsibility of Acquired Fund including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of Acquired Fund.

2.    VALUATION

      2.1 The value of Assets shall be the value of such assets computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures set forth in the then-current prospectus and statement of additional information, and valuation procedures established by the Company's Board of Trustees.

      2.2 The net asset value of a Class A, Class B, Class C, Class L or Class M Acquiring Fund Share shall be the net asset value per share computed with respect to that class on the Valuation Date as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Valuation Date, using the valuation procedures set forth in the then-current prospectus or statement of additional information with respect to Acquiring Fund, and valuation procedures established by the Company's Board of Trustees.

      2.3 The number of Class A, Class B, Class C, Class L and Class M Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for Acquired Fund's assets shall be determined by dividing the value of the net assets with respect to Class A, Class B, Class C, Class L and Class M shares of Acquired Fund, as the case may be, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of the corresponding class of Acquiring Fund Share, determined in accordance with paragraph 2.2.

      2.4 All computations of value shall be made by the Acquired Fund's designated record keeping agent, and shall be subject to review by the independent certified public accountants for IDEX.

3.    CLOSING AND CLOSING DATE

      3.1 The Closing Date shall be February 28, 2003, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Company or at such other time and/or place as the parties will agree.

      3.2 The Company shall direct Investors Bank & Trust Company, as custodian for Acquired Fund (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) Acquired Fund's portfolio securities, cash, and any other assets ("Assets") shall have been delivered in proper form to Acquiring Fund within two business days prior to or on the Closing Date, and
            (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Acquired Fund's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by Acquired Fund as of the Closing Date for the account of Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. Acquired Fund shall direct the Custodian to deliver portfolio securities and instruments deposited with a securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act") as of the Closing Date by book entry in accordance with the customary practices of such depositories and the custodian for Acquiring Fund.

      3.3 AEGON/Transamerica Investor Services, Inc., as transfer agent for Acquired Fund (the "Transfer Agent"), shall deliver, on behalf of Acquired Fund, at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders and the number and percentage ownership of outstanding Class A, Class B, Class C, Class L and Class M shares owned by each such shareholder immediately prior to the Closing.

      3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of Acquiring Fund or Acquired Fund shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of the Company, accurate appraisal of the value of the net assets of Acquiring Fund or Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.    REPRESENTATIONS AND WARRANTIES

      4.1 The Company, on behalf of Acquired Fund, represents and warrants to Acquiring Fund as follows:

            (a) Acquired Fund is duly organized as a series of the Company, which is a business trust duly organized and validly existing under the laws of the State of Massachusetts, with power under the Company's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Company is a registered open-end investment management company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of its shares under the Securities Act of 1933, as amended ("1933 Act"), are in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act, and such as may be required by state securities laws;

            (d) The current prospectus and statement of additional information of Acquired Fund and each prospectus and statement of additional information of Acquired Fund used at all times prior to the date of this Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (e) On the Closing Date, the Company, on behalf of Acquired Fund will have good and marketable title to the Assets to be transferred to Acquiring Fund pursuant to paragraph 1.2 and full right, power, and authority to sell, assign, transfer and deliver such assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such assets, the Company, on behalf of Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to Acquiring Fund;

            (f) Acquired Fund is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of the Company's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Company, on behalf of Acquired Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Company, on behalf of Acquired Fund, is a party or by which it is bound;

            (g) material contracts or other commitments (other than this Plan) that will be terminated with liability to it prior to the Closing Date;

            (h) Except as otherwise disclosed in writing to and accepted by the Company, on behalf of Acquiring Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Acquired Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The

                  Company, on behalf of Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (i) The Statement of Assets and Liabilities, including the Schedule of Investments, at October 31, 2001 of Acquired Fund, and the Statements of Operations and of Changes in Net Assets and the Financial Highlights for the periods then ended, have been audited by PricewaterhouseCoopers LLP, independent certified public accountants. Such statements are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to Acquiring Fund) present fairly, in all material respects, the financial condition of Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of Acquired Fund required to be reflected on the balance sheet or in the notes thereto;

            (j) Since October 31, 2001 there has been no material adverse change in Acquired Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by Acquiring Fund. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund due to declines in market values of securities in Acquired Fund's portfolio, the discharge of Acquired Fund liabilities, or the redemption of Acquired Fund shares by shareholders of Acquired Fund shall not constitute a material adverse change;

            (k) On the Closing Date, all Federal and other tax returns and reports of Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of Acquired Fund's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), Acquired Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its Federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

            (m) All issued and outstanding shares of Acquired Fund are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of Acquired Fund will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of Acquired Fund, as provided in paragraph 3.3. Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of Acquired Fund, nor is there outstanding any security convertible into any of Acquired Fund shares;

            (n) The execution and performance of this Plan will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Company, on behalf of Acquired Fund, and, subject to the approval of the shareholders of Acquired Fund, this Plan will constitute a valid and binding obligation of Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (o) The information to be furnished by Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto.

4.2 The Company, on behalf of Acquiring Fund, represents and warrants to Acquired Fund as follows:

            (a) Acquiring Fund is duly organized as a series of the Company, which is a business trust duly organized and validly existing under the laws of the State of Massachusetts, with power under the Company's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

            (b) The Company is a registered open-end investment management company, and its registration with the Commission as an investment company under the 1940 Act and the registration of its shares under the 1933 Act, including the shares of Acquiring Fund, are in full force and effect;

            (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

            (d) The current prospectus and statement of additional information of Acquiring Fund and each prospectus and statement of additional information of Acquiring Fund used at all times prior to the date of the Plan conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

            (e) On the Closing Date, the Company, on behalf of Acquiring Fund, will have good and marketable title to Acquiring Fund's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which Acquired Fund has received notice and necessary documentation at or prior to the Closing;

            (f) Acquiring Fund is not engaged currently, and the execution, delivery and performance of this Plan will not result, in (i) a material violation of the Company's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Acquiring Fund is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which Acquiring Fund, is a party or by which it is bound;

            (g) Except as otherwise disclosed in writing to and accepted by Acquired Fund, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Company, on behalf of Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

            (h) The Statement of Assets and Liabilities, including the Schedule of Investments, at October 31, 2001 of Acquiring Fund, and Statements of Operations and of Changes in Net Assets and the Financial Highlights for the periods then ended, have been audited by PricewaterhouseCoopers LLP, independent certified public accountants. Such statements are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to Acquired
                  Fund) present fairly, in all material respects, the financial condition of Acquiring Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of Acquiring Fund required to be reflected on the balance sheet or in the notes thereto;

            (i) Since October 31, 2001, there has not been any material adverse change in Acquiring Fund's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by Acquired Fund. For purposes of this subparagraph (i), a decline in net asset value per share of Acquiring Fund due to declines in market values of securities in Acquiring Fund's portfolio, the discharge of Acquiring Fund liabilities, or the redemption of Acquiring Fund Shares by shareholders of Acquiring Fund, shall not constitute a material adverse change;

            (j) On the Closing Date, all Federal and other tax returns and reports of Acquiring Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of Acquiring Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

            (k) For each taxable year of its operation, Acquiring Fund has met the requirements of Subchapter M of the Code for qualification as a regulated investment company and has elected to be treated as such, has been eligible to and has computed its Federal income tax under Section 852 of the Code, has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date, and will do so for the taxable year including the Closing Date;

            (l) All issued and outstanding Acquiring Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Company and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Fund Shares, nor is there outstanding any security convertible into any Acquiring Fund Shares;

            (m) The execution, delivery and performance of this Plan will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Company on behalf of Acquiring Fund and this Plan will constitute a valid and binding obligation of Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

            (n) Acquiring Fund Shares to be issued and delivered to Acquired Fund, for the account of Acquired Fund Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable by the Company;

            (o) The information to be furnished by Acquiring Fund for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

            (p) That insofar as it relates to Company or Acquiring Fund, the Registration Statement relating to Acquiring Fund Shares issuable hereunder, and the proxy materials of Acquired Fund to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of Acquired Fund contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by Acquired Fund for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.    COVENANTS OF ACQUIRING FUND AND ACQUIRED FUND

      5.1 Acquiring Fund and Acquired Fund each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

      5.2 Acquired Fund will call a meeting of shareholders of Acquired Fund to consider and act upon this Plan and to take all other actions necessary to obtain approval of the transactions contemplated herein.

      5.3 To the extent required by applicable law, the Company will call a meeting of the shareholders of Acquired Fund to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein.

      5.4 Acquired Fund covenants that the Class A, Class B, Class C, Class L and Class M Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Plan.

      5.5 Acquired Fund will assist Acquiring Fund in obtaining such information as Acquiring Fund reasonably requests concerning the beneficial ownership of Acquired Fund shares.

      5.6 Subject to the provisions of this Plan, Acquiring Fund and Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Plan.

      5.7 As soon as is reasonably practicable after the Closing, Acquired Fund will make a liquidating distribution to its shareholders consisting of the Class A, Class B, Class C, Class L and Class M Acquiring Fund Shares received at the Closing.

      5.8 Acquiring Fund and Acquired Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Plan as promptly as practicable.

      5.9 The Company, on behalf of Acquired Fund, covenants that it will, from time to time, as and when reasonably requested by Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Company, on behalf of Acquiring Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Company, on behalf of Acquiring Fund's, title to and possession of Acquiring Fund's shares to be delivered hereunder, and (b) the Company, on behalf of Acquiring Fund's, title to and possession of all of the assets and otherwise to carry out the intent and purpose of this Plan.

      5.10 Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.    CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUND

      The obligations of the Company, on behalf of Acquired Fund, to consummate the transactions provided for herein shall be subject, at the Company's election, to the performance by the Company, on behalf of Acquiring Fund, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

      6.1 All representations and warranties of the Company, on behalf of Acquiring Fund, and the Company contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      6.2 The Company, on behalf of Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Company, on behalf of Acquiring Fund, on or before the Closing Date; and

      6.3 Acquired Fund and Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.    CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND

      The obligations of the Company, on behalf of Acquiring Fund, to complete the transactions provided for herein shall be subject, at the Company's election, to the performance by Acquired Fund of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

      7.1 All representations and warranties of the Company, on behalf of Acquired Fund, contained in this Plan shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Plan, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

      7.2 The Company, on behalf of Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Plan to be performed or complied with by the Company, on behalf of Acquired Fund, on or before the Closing Date;

      7.3 The Company, on behalf of Acquired Fund and Acquiring Fund, shall have agreed on the number of full and fractional Acquiring Fund Shares of each class to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1;

      7.4 Acquired Fund shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last taxable year to 4:00 p.m.

            Eastern Time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8.    FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUND AND ACQUIRED
      FUND

      If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Company, on behalf of Acquired Fund or Acquiring Fund, the other party to this Plan shall, at its option, not be required to consummate the transactions contemplated by this Plan:

      8.1 The Plan and the transactions contemplated herein shall have been approved by the requisite vote, if any, of the holders of the outstanding shares of Acquired Fund in accordance with the provisions of the Company's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to Acquiring Fund. Notwithstanding anything herein to the contrary, Company, on behalf of Acquiring Fund or Acquired Fund, may not waive the conditions set forth in this paragraph 8.1;

      8.2 On the Closing Date, no action, suit or other proceeding shall be pending or, to its knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Plan or the transactions contemplated herein;

      8.3 All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Company to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of Acquiring Fund or Acquired Fund, provided that either party hereto may for itself waive any of such conditions;

      8.4 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

      8.5 Dechert shall deliver an opinion addressed to the Company substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Plan shall constitute a tax-free reorganization for Federal income tax purposes, unless, based on the circumstances existing at the time of the Closing, Dechert determines that the transaction contemplated by this Plan does not qualify as such. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of the Company. Notwithstanding anything herein to the contrary, the Company may not waive the condition set forth in this paragraph 8.5.

9.    BROKERAGE FEES AND EXPENSES

      9.1 The Company, on behalf of Acquiring Fund, represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

      9.2 The expenses relating to the proposed Reorganization will be paid by the Investment Adviser, AEGON/Transamerica Fund Advisers, Inc. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing Acquiring Fund's prospectus and Acquired Fund's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding the shareholders' meeting.

10.   ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      The representations, warranties and covenants contained in this Plan or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing and the obligations of each of Acquired Fund and Acquiring Fund in sections 9.1 and 9.2 shall survive the Closing.

11.   TERMINATION

      This Plan and the transactions contemplated hereby may be terminated and abandoned by resolution of the Board of Trustees, at any time prior to the Closing Date, if circumstances should develop that, in the opinion of the Board, make proceeding with the Plan inadvisable.

12.   AMENDMENTS

      This Plan may be amended, modified or supplemented in such manner as may be set forth in writing by the authorized officers of the Company; provided, however, that following any meeting of the shareholders called by the Company, on behalf of Acquired Fund, pursuant to paragraph 5.2 of this Plan, no such amendment may have the effect of changing the provisions for determining the number of Class A, Class B, Class C, Class L and Class M Acquiring Fund Shares to be issued to Acquired Fund Shareholders under this Plan to the detriment of such shareholders without their further approval.

13.   HEADINGS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

      13.1 The Article and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

      13.2 This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original.

      13.3 This Plan shall be governed by and construed in accordance with the laws of the State of Massachusetts without regard to its principles of conflicts of laws.

      13.4 This Plan shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

      13.5 It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Company personally, but shall bind only property of Acquired Fund, as provided in the Declaration of Trust of the Company. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of each party.

IN WITNESS WHEREOF, the Company, on behalf of Acquired Fund and Acquiring Fund, has caused this Plan to be approved and executed by its President.

                                   IDEX Mutual Funds

                                   By:
                                      ------------------------------------------
                                   Name:  Brian C. Scott
                                   Title: President and Chief Executive Officer

                                   APPENDIX B

IDEX TRANSAMERICA GROWTH OPPORTUNITIES
(FORMERLY IDEX TRANSAMERICA SMALL COMPANY) (4/30/02)

OBJECTIVE/FOCUS

Long-term growth by investing principally in equity securities such as common and preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks of small companies.

MARKET ENVIRONMENT

In one sense, market conditions during the six months ended April 30, 2002 favored the fund. Money fleeing overvalued large-cap sectors - most notably technology, media and telecommunications - sought refuge in the small- and mid-cap equities markets, giving a boost to prices. In another sense, market trends ran contrary to our efforts. Investors showed a marked preference for traditional value and/or cyclical stocks such as homebuilders, retailers and consumer staples companies, rather than the secularly growing companies we seek for the fund.

PERFORMANCE

For the six months ended April 30, 2002, IDEX Transamerica Growth Opportunities outperformed its benchmark, the Russell 2000 Index. For more information, please refer to the Performance Table on the next page. It should be noted that the new benchmark and name are meant to more accurately describe the fund's longstanding universe and objective, not a change to our investment strategy.

STRATEGY REVIEW

As always, our ideal candidate for investment is an individual growth stock in the small- to mid-cap range (i.e., less than $5 billion market capitalization) whose price does not exceed the company's intrinsic value. Our bottom-up philosophy emphasizes discovery of quality companies that are benefiting from secular trends - before their stock prices fully reflect the companies' strengths and growth potential. Seasoned management, high returns on capital, strong free cash flow reinvested to enhance shareholder value, and sustainable competitive advantages are also essential.

Although the market showed a fondness for value stocks during this period, our continued commitment to quality growth stocks paid off handsomely. The overwhelming majority of the fund's holdings fared well, while two technology stocks did exceptionally well.

One of these was Cymer, Inc., whose laser systems lower the cost of semiconductor manufacturing by etching transistors more closely together. Cymer's ability to cut costs for major customers - Intel, for example - has given it a staggering 83 percent market share. After the September 11th terrorist attack, investors turned decidedly negative about technology stocks of all types, including Cymer. This allowed us to purchase the stock at a sizable discount to the company's true value. It also illustrates why we never "paint an industry with a single brush." Even in downtrodden sectors like technology, we find good businesses, such as Expedia, Inc., the Internet travel company. We had watched Expedia for some time and, after technology share prices plummeted, were able to buy in at an attractive level. Spun out of Microsoft, Inc., Expedia's proprietary technology allows tremendous efficiency. What's more, with travelers eschewing less efficient travel providers (i.e., travel agents, airlines and hotels) in favor of single-source solutions, Expedia's business is expanding rapidly, contributing to record quarterly earnings this spring.

Unfortunately, we did not entirely miss the technology freefall. We had thought that VeriSign, Inc., the provider of domain names for the Internet, possessed a competitive advantage. But both cash flow and focus on the core business were diverted by numerous acquisitions. Also, management proved weaker than expected and provided overly optimistic projections. We exited the stock.

Having said so much about technology stocks, we should point out that the fund is only slightly more weighted toward that sector than the benchmark index.

OUTLOOK

The economy, though still sluggish, is rebounding more quickly than we would have thought six months ago. Although we do not expect to find as many stocks "on sale" during the recovery, we are not concerned. For more than 30 years, our research-intensive, fundamentals-centered investment process has uncovered quality businesses riding the wave of fundamental change, regardless of economic and market conditions.

Christopher J. Bonavico

Kenneth F. Broad
Co-Fund Managers
Transamerica Investment Management, LLC

COST BASIS

The "cost basis" of mutual fund shares is generally the amount paid for them, including all reinvested distributions. Whenever shares are sold from a taxable account, the cost basis is deducted from proceeds to determine the realized gain or loss, which must be reported on your income tax return.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 4/30/02

                                     6 MONTHS            1 YEAR           INCEPTION       INCEPTION DATE
                                     --------            ------           ---------       --------------
Class A (NAV)                         22.09%             14.56%           (21.78)%               3/1/00
Class A (POP)                         15.38%              8.26%           (23.80)%               3/1/00
Index - Russell 2000(1)               20.03%              6.68%            (4.28)%               3/1/00
Class B (NAV)                         21.69%             13.64%           (22.46)%               3/1/00
Class B (POP)                         16.69%              8.64%           (23.54)%               3/1/00
Class C (NAV)                         21.69%             13.64%           (22.46)%               3/1/00
Class M (NAV)                         21.82%             13.84%           (22.34)%               3/1/00
Class M (POP)                         19.60%             11.70%           (22.70)%               3/1/00


NOTES

1 The Russell 2000 (Russell 2000) Index is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. From inception calculation is based on life of Class A shares. Source:
      Standard & Poor's Micropal(R)(C) Micropal, Inc. 2001 - 1-800-596-5323 - http://www.micropal.com.

The performance data presented represents past performance, future results may vary. Performance data does not reflect the deduction of taxes that would be paid on fund distributions or the redemption of fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Public Offering Price (POP) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for A shares and 1% for M shares or the maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 6 years) for Class B shares and 1% (during the 1st 18 months) for Class M shares. Class C shares do not impose a sales charge. Net Asset Value (NAV) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges.

Investing in small cap stocks generally involves greater risks and volatility.

Investments by Sector as a Percentage of Net Assets

This material must be preceded or accompanied by the current prospectus, which includes specific content regarding the investment objectives and policies of this fund.

IDEX TRANSAMERICA GROWTH OPPORTUNITIES (FORMERLY, IDEX TRANSAMERICA SMALL COMPANY) (10/31/01)


OBJECTIVE/FOCUS

Long-term growth by investing principally in equity securities such as common and preferred stocks, rights, warrants and securities convertible into or exchangeable for common stocks of small companies.

MARKET ENVIRONMENT

Market conditions this period were difficult as the slowdown in economic activity and corporate profits produced negative equity market returns. The economic decline broadened considerably as companies in nearly every sector dealt with slowing demand, higher input costs, and an infrastructure sized for the boom times of the late 1990's. Record capital raising over the past several years created too many companies and too much productive capacity in many sectors. This supply excess led both corporations and consumers to cut back on spending. In a healthy corrective response, capital has been exiting areas of over capacity. Of course the events of September 11th have further impacted business and consumer confidence levels. Only the healthiest companies with strong balance sheets are positioned to navigate this corrective storm. To assist the recovery, the Federal Reserve has reduced interest to record low levels and the Congress is nearing a significant economic stimulus plan. Equity markets typically recover before the overall economy as investors anticipate the upturn.

PERFORMANCE

For the fiscal year ended October 31, 2001, IDEX Transamerica Small Company underperformed its benchmark, the Russell 2000. Please refer to the Performance Table on the next page for additional information. While the shares of some of the companies we invest in may underperform for any one-time period, we are confident that each holding is well positioned to create shareholder value over time.

STRATEGY REVIEW

Our philosophy is to invest in companies with strong management and good assets in an area of positive change. These are businesses that are competitively advantaged, and therefore create strong shareholder value. We also seek to invest in secularly growing businesses that are expanding more rapidly than the overall economy. We've invested in many new companies this year, with an emphasis on companies that currently are generating excess cash flow. The fund is diversified across industries including healthcare, financial services, business services, and consumer cyclical.

Some of our top holdings include Techne Corp., Investment Technology Group, and Global Payments, Inc. Techne is the global leader in supplying research materials to the pharmaceutical industry. Research spending for drugs consistently grows about 15% per year regardless of the economic climate, and Techne's highly profitable business is expanding accordingly. ITG provides a network for investment managers to transact securities without using a broker. ITG's business is expanding 20% per year as client's interest in anonymity and lower brokerage commissions is attracting volume to ITG's network. Since the company has already spent to build its network, profit margins on new business are a very high 70%. Global Payments, a processor of credit card transactions for merchants in the U.S. and Canada, is a new holding. The company was not well followed by Wall Street when it was spun off from its former parent NDC Corp., providing us the chance to invest early in this profitable business. Global Payment's long term outlook is solid given the strong trend of payments moving from cash and check to debit and credit cards.

OUTLOOK

Though it is still early, we are looking for the combination of company rightsizings, government stimulus, and rate reductions to help alleviate recession forces, and begin a recovery in corporate profits. Inflation remains benign, and the speculation that drove the markets to excessive valuations has been eliminated. These conditions present a favorable environment for high quality businesses with strong fundamentals. We do not try to call markets. We simply invest in companies with strong fundamentals. We believe our focus on high quality companies best positions IDEX Transamerica Small Company for value creation.

Christopher J. Bonavico

Kenneth F. Broad
Co-Fund Managers
Transamerica Investment Management, LLC

COST BASIS

The "cost basis" of mutual fund shares is generally the amount paid for them, including all reinvested distributions. Whenever shares are sold from a taxable account, the cost basis is deducted from proceeds to determine the realized gain or loss, which must be reported on your income tax return.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 10/31/01

                                                 1 YEAR            FROM INCEPTION         INCEPTION DATE
                                                 ------            --------------         --------------
Class A (NAV)                                   (44.76)%             (35.45)%                   3/1/00
Class A (POP)                                   (47.80)%             (37.60)%                   3/1/00
Index - Russell 2000(1)                         (12.70)%             (15.29)%                   3/1/00
Class B (NAV)                                   (45.35)%             (36.05)%                   3/1/00
Class B (POP)                                   (48.08)%             (37.60)%                   3/1/00
Class C (NAV)                                   (45.35)%             (36.05)%                   3/1/00
Class M (NAV)                                   (45.26)%             (35.96)%                   3/1/00
Class M (POP)                                   (46.35)%             (36.35)%                   3/1/00

NOTES

1 The Russell 2000 (Russell 2000) Index is an unmanaged index used as a general measure of market performance. Calculations assume dividends and capital gains are reinvested and do not include any managerial expenses. From inception calculation is based on life of Class A shares. Source:
      Standard & Poor's Micropal(R)(C) Micropal, Inc. 2001 - 1-800-596-5323 - http://www.micropal.com.

The performance data presented represents past performance, future results may vary. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Public Offering Price (POP) returns include the reinvestment of dividends and capital gains and reflect the maximum sales charge of 5.5% for A shares and 1% for M shares or the maximum applicable contingent deferred sales charge (5% in the 1st year, decreasing to 0% after 6 years) for Class B shares and 1% (during the 1st 18 months) for Class M shares. Class C shares do not impose a sales charge. Net Asset Value (NAV) returns include the reinvestment of dividends and capital gains but do not reflect any sales charges.

Investing in small cap stocks generally involves greater risks and volatility.

Investments by Sector as a Percentage of Net Assets

This material must be preceded or accompanied by the current prospectus, which includes specific content regarding the investment objectives and policies of this fund.

                                     PART B
                                IDEX Mutual Funds

                       Statement of Additional Information
                                November 29, 2002

Acquisition of the Assets and Liabilities of                      By and in Exchange for Shares of
IDEX Janus Capital Appreciation (the "Acquired Fund")             IDEX Transamerica Growth Opportunities (the
570 Carillon Parkway, St. Petersburg, Florida 33716               "Acquiring Fund")
                                                                  570 Carillon Parkway, St. Petersburg, Florida 33716


This Statement of Additional Information is available to the shareholders of Acquired Fund in connection with a proposed transaction whereby all of the assets and liabilities of Acquired Fund will be transferred to Acquiring Fund in exchange for shares of Acquiring Fund.

This Statement of Additional Information of Acquiring Fund consists of this cover page, pro forma financial statements, and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for IDEX Mutual Funds dated November 11, 2002.

2. The Financial Statements of Acquired Fund and Acquiring Fund as included in the IDEX Annual Report and the IDEX Semi-Annual Report filed on Form N-30D for the year ended October 31, 2001 and for the fiscal period ended April 30, 2002, Registration No. 033-02659 (Annual Report filed December 28, 2001 and Semi-Annual Report filed June 27, 2002).

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated November 29, 2002 relating to the reorganization of Acquired Fund may be obtained, without charge, by writing to IDEX Mutual Funds at 570 Carillon Parkway, St. Petersburg, Florida 33716 or calling (888) 233-4339. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA SCHEDULE OF INVESTMENTS (UNAUDITED)
APRIL 30, 2002

                                                          IDEX TRANSAMERICA             IDEX JANUS
                                                        GROWTH OPPORTUNITIES       CAPITAL APPRECIATION          PRO FORMA FUND
                                                        --------------------      ----------------------      ---------------------
                                                % OF
                  DESCRIPTION                   TNA     SHARES        VALUE       SHARES        VALUE         SHARES        VALUE
                  -----------                   ---     ------        -----       ------        -----         ------        -----
COMMON STOCK                                   84.1%
                                               ----
      Basic Materials                           0.2%
        Chemicals

         Praxair, Inc.                                     --     $       --       5,795    $    330,895       5,795    $   330,895
                                                                  ----------                ------------                -----------
      Communications                           10.4%
        Advertising                             4.0%
         Lamar Advertising Company *                    5,500        236,115      88,270       3,789,431      93,770      4,025,546

         The Interpublic Group of Companies,
         Inc.                                              --             --      47,010       1,451,669      47,010      1,451,669
         TMP Worldwide, Inc. *                             --             --      38,990       1,176,328      38,990      1,176,328
                                                                  ----------                ------------                -----------
                                                                     236,115                   6,417,428                  6,653,543
                                                                  ----------                ------------                -----------
        Broadcasting                            3.2%

         Cox Radio, Inc. Class A *                         --             --      37,910       1,085,742      37,910      1,085,742
         Entercom Communications Corp. *                   --             --      21,180       1,106,655      21,180      1,106,655
         Hispanic Broadcasting Corp. Class A *             --             --      47,935       1,285,617      47,935      1,285,617
         USA Networks, Inc. *                              --             --      62,985       1,883,881      62,985      1,883,881
                                                                  ----------                ------------                -----------
                                                                          --                   5,361,895                  5,361,895
                                                                  ----------                ------------                -----------
        Publishing                              0.3%
         Valassis Communications, Inc. *                   --             --      14,955         559,167      14,955        559,167
                                                                  ----------                ------------                -----------

        Telecommunications Equipment            1.5%
         EchoStar Communications Corp. *                   --             --      89,155       2,425,016      89,155      2,425,016
                                                                  ----------                ------------                -----------

        Telecommunications Services             1.4%
         Crown Castle International Corp. *                --             --     309,165       2,256,904     309,165      2,256,904
                                                                  ----------                ------------                -----------

      Consumer Cyclical                         4.0%
        Auto Parts/Equipment                    0.2%
         SPX Corp.                                         --             --       2,285         307,675       2,285        307,675
                                                                  ----------                ------------                -----------

        Entertainment                           0.3%
         Westwood One, Inc. *                              --             --      12,300         442,800      12,300        442,800
                                                                  ----------                ------------                -----------

        Home Builders                           1.2%
         Clayton Homes, Inc.                               --             --      33,995         581,315      33,995        581,315
         NVR, Inc.                                         --             --       3,900       1,442,025       3,900      1,442,025
                                                                  ----------                ------------                -----------
                                                                          --                   2,023,340                  2,023,340
                                                                  ----------                ------------                -----------
        Home Furnishings                        0.2%
         Mohawk Industries, Inc. *                         --             --       5,620         361,535       5,620        361,535
                                                                  ----------                ------------                -----------

        Housewares                              0.2%
         Gentex Corp. *                                13,000        411,580          --              --      13,000        411,580
                                                                  ----------                ------------                -----------

        Lodging                                 0.4%
         Starwood Hotels & Resorts
         Worldwide, Inc.                                   --             --      18,260         690,228      18,260        690,228
                                                                  ----------                ------------                -----------

        Restaurants                             0.8%
         Tricon Global Restaurants, Inc. *                 --             --      20,590       1,298,405      20,590      1,298,405
                                                                  ----------                ------------                -----------

        Retail/Grocery                          0.5%
         Dean Foods Company                                --             --      22,670         839,243      22,670        839,243
                                                                  ----------                ------------                -----------

        Retail/Specialty                        0.2%
         Fastenal Company                                  --             --       3,090         258,448       3,090        258,448
                                                                  ----------                ------------                -----------

      Consumer Non-Cyclical                    35.9%
        Biotechnology                           2.4%
         KLA-Tencor Corp. *                                --             --      20,350       1,200,040      20,350      1,200,040
         Millipore Corp.                                   --             --      13,585         542,721      13,585        542,721
         Quest Diagnostics, Inc. *                         --             --      21,755       1,999,937      21,755      1,999,937
         Symyx Technologies, Inc. *                    17,500        343,700          --              --      17,500        343,700
                                                                  ----------                ------------                -----------
                                                                     343,700                   3,742,698                  4,086,398
                                                                  ----------                ------------                -----------
        Commercial Services/Business           10.8%
         Cendant Corp. *                                   --             --     134,385       2,417,586     134,385      2,417,586
         Concord EFS, Inc. *                               --             --     108,770       3,439,732     108,770      3,439,732
         eBay, Inc. *                                      --             --      74,445       3,953,030      74,445      3,953,030
         Moody's Corp.                                 18,500        806,230      38,375       1,672,383      56,875      2,478,613
         NetRatings, Inc. *                            40,000        552,800          --              --      40,000        552,800
         On Assignment, Inc. *                         23,500        477,755          --              --      23,500        477,755
         Paychex, Inc.                                     --             --      79,733       2,976,433      79,733      2,976,433
         Resources Connection, Inc.                     7,200        191,088          --              --       7,200        191,088
         Robert Half International, Inc. *             14,000        367,640      42,470       1,115,262      56,470      1,482,902
                                                                  ----------                ------------                -----------
                                                                   2,395,513                   15,574,426                 17,969,939
                                                                  ----------                ------------                -----------
        Commercial Services/Education           2.3%
         Apollo Group, Inc. Class A *                      --             --     100,776       3,863,752     100,776      3,863,752
                                                                  ----------                ------------                -----------

        Commercial Services/Personal            0.1%
         Weight Watchers International, Inc.            1,800         67,968          --              --       1,800         67,968
                                                                  ----------                ------------                -----------

        Commercial Services/Technology          1.0%
         Certegy, Inc. *                                   --             --      21,560         836,528      21,560        836,528
         Global Payments, Inc.                         20,200        776,084          --              --      20,200        776,084
         VeriSign, Inc. *                               3,100         28,675          --              --       3,100         28,675
                                                                  ----------                ------------                -----------
                                                                     804,759                     836,528                  1,641,287
                                                                  ----------                ------------                -----------
        Commercial Services/Transportation      1.7%
         C.H. Robinson Worldwide, Inc.                 25,000        786,750          --              --      25,000        786,750
         Expedia, Inc. Class A *                       11,000        889,196          --              --      11,000        889,196
         Expeditors International of
         Washington, Inc.                              13,700        792,819       6,585         381,074      20,285      1,173,893
                                                                  ----------                ------------                -----------
                                                                   2,468,765          --         381,074          --      2,849,839
                                                                  ----------                ------------                -----------
        Food                                    0.2%
         Dreyer's Grand Ice Cream, Inc.                 7,000        326,620          --              --       7,000        326,620
                                                                  ----------                ------------                -----------

        Healthcare Products                     5.5%
         Apogent Technologies, Inc. *                      --             --      61,550       1,427,960      61,550       1,427,960
         Biomet, Inc.                                      --             --       1,055          29,783       1,055         29,783
         C.R. Bard, Inc.                                   --             --       5,745         315,630       5,745        315,630
         St. Jude Medical, Inc. *                          --             --      48,995       4,076,874      48,995      4,076,874
         Stryker Corp.                                     --             --      48,225       2,580,520      48,225      2,580,520
         Techne Corp. *                                26,400        704,616          --              --      26,400        704,616
                                                                  ----------                ------------                -----------
                                                                     704,616                   8,430,767                  9,135,383
                                                                  ----------                ------------                -----------
        Healthcare Services                     9.5%
         AFLAC, Inc.                                       --             --      82,525       2,467,497      82,525      2,467,497

         Anthem, Inc.                                      --             --      15,730       1,072,786      15,730      1,072,786
         Community Health Systems, Inc. *                  --             --      32,810         952,146      32,810        952,146
         Enzon, Inc. *                                     --             --      87,805       3,269,858      87,805      3,269,858
         First Health Group Corp. *                        --             --      58,370       1,692,730      58,370      1,692,730
         Health Management Associates, Inc. *              --             --      89,045       1,900,220      89,045      1,900,220
         Laboratory Corp. of America
         Holdings *                                        --             --      45,070       4,470,944      45,070      4,470,944
                                                                  ----------                ------------                -----------
                                                                          --                  15,826,181                 15,826,181
                                                                  ----------                ------------                -----------
        Pharmaceuticals
         Alcon, Inc.                            2.4%       --             --      11,220         388,773      11,220        388,773
         Forest Laboratories, Inc. *                       --             --      24,035       1,854,060      24,035      1,854,060
         King Pharmaceuticals, Inc. *                      --             --      58,374       1,829,441      58,374      1,829,441
                                                                  ----------                ------------                -----------
                                                                          --                   4,072,274                  4,072,274
                                                                  ----------                ------------                -----------
      Energy                                    3.0%
        Oil and Gas Producers                   2.3%
         EOG Resources, Inc.                           10,000        425,500      45,530       1,937,302      55,530      2,362,802
         Ocean Energy, Inc. *                              --             --      14,975         320,465      14,975        320,465
         Pioneer Natural Resources Company                 --             --      44,790       1,074,512      44,790      1,074,512
                                                                  ----------                ------------                -----------
                                                                     425,500                   3,332,279                  3,757,779
                                                                  ----------                ------------                -----------
        Oil and Gas Services                    0.7%
         Murphy Oil Corp.                                  --             --      11,525       1,087,384      11,525      1,087,384
                                                                  ----------                ------------                -----------

      Financial                                14.1%
        Banks                                   2.5%
         Capital One Financial Corp.                       --             --      15,405         922,605      15,405        922,605
         Commerce Bancorp, Inc.                            --             --      11,580         571,936      11,580        571,936
         North Fork Bancorp., Inc.                         --             --      15,800         610,196      15,800        610,196
         Northern Trust Corp.                              --             --      40,100       2,130,112      40,100      2,130,112
                                                                  ----------                ------------                -----------
                                                                          --                   4,234,849                  4,234,849
                                                                  ----------                ------------                -----------
        Financial - Diversified                 3.6%
         Berkshire Hathaway, Inc. *                        --             --       1,510       3,673,830       1,510      3,673,830
         Financial Federal Corp.                       19,700        692,849          --              --      19,700        692,849
         M&T Bank Corp.                                    --             --       6,275         535,760       6,275        535,760
         National Commerce Financial Corp.                 --             --      39,245       1,098,468      39,245      1,098,468
                                                                  ----------                ------------                -----------
                                                                     692,849                   5,308,058                  6,000,907
                                                                  ----------                ------------                -----------
        Insurance                               4.3%
         Berkley Corp.                                     --             --      13,935         843,067      13,935        843,067
         Everest Reinsurance Company                       --             --      14,830       1,006,957      14,830      1,006,957
         MGIC Investment Corp.                             --             --      32,275       2,303,144      32,275      2,303,144
         RenaissanceRe Holdings, Ltd.                      --             --      10,990       1,288,028      10,990      1,288,028
         XL Capital, Ltd. Class A                          --             --      18,445       1,740,286      18,445      1,740,286
                                                                  ----------                ------------                -----------
                                                                          --                   7,181,482                  7,181,482
                                                                  ----------                ------------                -----------
        Securities Brokers                      3.7%
         BlackRock, Inc.                               17,000        782,000          --              --      17,000        782,000
         Charles Schwab Corp.                              --             --      80,205         913,535      80,205        913,535
         E*TRADE Group, Inc. *                             --             --      60,100         453,154      60,100        453,154
         Investment Technology Group, Inc. *           17,000        782,000          --              --      17,000        782,000
         Lehman Brothers Holdings, Inc.                    --             --      25,555       1,507,745      25,555      1,507,745
         T. Rowe Price Group, Inc.                         --             --      36,235       1,270,761      36,235      1,270,761
         W.P. Stewart & Company, Ltd.                  17,100        485,982          --              --      17,100        485,982
                                                                  ----------                ------------                -----------
                                                                   2,049,982                   4,145,195                  6,195,177
                                                                  ----------                ------------                -----------
      Industrial                                3.2%
         Environmental Control                  0.2%
         Allied Waste Industries, Inc. *                   --             --      16,345         198,428      16,345        198,428
         Mykrolis Corp.                                    --             --       7,756         114,323       7,756        114,323
                                                                  ----------                ------------                -----------
                                                                          --                     312,751                    312,751
                                                                  ----------                ------------                -----------
         Machinery-Diversified                  0.9%

         Smith International, Inc. *                       --             --      11,695         819,235      11,695        819,235
         W. W. Grainger, Inc.                              --             --      13,605         762,832      13,605        762,832
                                                                  ----------                ------------                -----------
                                                                          --                   1,582,067                  1,582,067
                                                                  ----------                ------------                -----------
         Packaging & Containers                 0.4%
         Ball Corp.                                        --             --      15,025         714,439      15,025        714,439
                                                                  ----------                ------------                -----------

         Transportation/Air                     1.4%
         Southwest Airlines Company                        --             --     124,870       2,273,883      124,870     2,273,883
                                                                  ----------                ------------                -----------

         Transportation/Railroad                0.1%
         CSX Corp.                                         --             --       5,785         209,243       5,785        209,243
                                                                  ----------                ------------                -----------

        Trucking & Leasing                      0.2%
         Forward Air Corp. *                           13,600        369,512          --              --      13,600        369,512
                                                                  ----------                ------------                -----------

      Technology                               10.7%
         Computers                              0.7%
         International Game Technology *                   --             --      19,855       1,249,872      19,855      1,249,872
                                                                  ----------                ------------                -----------

        Semiconductors                          6.6%
         Celestica, Inc.                                   --             --      16,000         443,200      16,000        443,200
         Cree, Inc. *                                      --             --      48,895         576,472      48,895        576,472
         Cymer, Inc. *                                 18,200        860,314          --              --      18,200        860,314
         Intergrated Device Technology, Inc. *             --             --     114,605       3,213,524      114,605     3,213,524
         National Semiconductor Corp. *                    --             --      34,320       1,081,766      34,320      1,081,766
         Novellus Systems, Inc. *                          --             --      27,915       1,323,171      27,915      1,323,171
         NVIDIA Corp. *                                    --             --      81,090       2,822,743      81,090      2,822,743
         QLogic Corp. *                                 9,500        434,245          --              --       9,500        434,245
         TriQuint Semiconductor, Inc. *                24,959        253,084          --              --      24,959        253,084
                                                                  ----------                ------------                -----------
                                                                   1,547,643                   9,460,876                 11,008,519
                                                                  ----------                ------------                -----------
        Software                                3.4%
         Barra, Inc. *                                 17,500        864,325          --              --      17,500        864,325
         Cadence Design Systems, Inc. *                    --             --      42,470         869,786      42,470        869,786
         Electronic Arts, Inc. *                           --             --      60,955       3,599,393      60,955      3,599,393
         Keane, Inc. *                                     --             --      22,800         356,592      22,800        356,592
                                                                  ----------                ------------                -----------
                                                                     864,325                   4,825,771                  5,690,096
                                                                  ----------                ------------                -----------
      Utilities                                 2.6%
         Electric  (0.6%)                       0.5%
         The AES Corp. *                                   --             --     111,830         896,877     111,830        896,877
                                                                  ----------                ------------                -----------


         Gas  (2.3%)                            2.1%
         Kinder Morgan, Inc.                               --             --      71,090       3,441,467      71,090      3,441,467
                                                                  ----------                ------------                -----------

TOTAL COMMON STOCK  MARKET VALUE                                  13,709,447                 126,557,172                140,266,619
                                                                  ----------                ------------                -----------

TOTAL COMMON STOCK  COST                                          12,034,405                 134,426,345                146,460,750
                                                                  ----------                ------------                -----------

                                              % OF
         DESCRIPTION                           TNA     PRINCIPAL    VALUE      PRINCIPAL      VALUE        PRINCIPAL     VALUE
         -----------                           ---     ---------    -----      ---------      -----        ---------     -----
SHORT-TERM SECURITES                          16.8%
                                              -----
      Commercial Paper                         6.0%
         Citicorp CP 1.830%  5-1-2002                     --              --    7,000,000      7,000,000    7,000,000     7,000,000
         Household Finance Company 1.840%
         5-1-2002                                         --              --    3,100,000      3,100,000    3,100,000     3,100,000
                                                                 -----------               -------------              -------------
                                                                          --                  10,100,000                 10,100,000
                                                                 -----------               -------------              -------------
      Repurchase Agreements                    0.0%

         State Street Bank & Trust **
           0.650% Repurchase Agreement
           dated 4-30-2002 to be repurchased
           at $51,166 on 5-1-2002                            --           --       51,165         51,165       51,165        51,165

                                                                 -----------               -------------              -------------

      Time Deposit                             1.8%
         State Street Bank & Trust
         Eurodollar Time Deposit                      2,949,101    2,949,101           --             --    2,949,101     2,949,101
                                                                 -----------               -------------              -------------
           0.750%  5-1-2002

United States Government Agencies              9.0%
         Federal Home Loan Bank 1.640%
         5-10-2002                                           --           --   15,000,000     15,000,000   15,000,000    15,000,000
                                                                 -----------               -------------              -------------

TOTAL SHORT-TERM SECURITIES  MARKET VALUE                          2,949,101                  25,151,165                 28,100,266
                                                                 -----------               -------------              -------------

                                                                 -----------               -------------              -------------
TOTAL SHORT-TERM SECURITIES COST                                   2,949,101                  25,145,015                28,094,116
                                                                 -----------               -------------              -------------

                                                                 -----------               -------------              -------------
TOTAL INVESTMENTS MARKET VALUE               100.9%               16,658,548                 151,708,337                168,366,885
                                                                 -----------               -------------              -------------

                                                                 -----------               -------------              -------------
TOTAL INVESTMENTS COST                                            14,983,506                 159,571,360                174,554,866
                                                                 -----------               -------------              -------------

                                                                 -----------               -------------              -------------
OTHER ASSETS (LIABILITIES)                    -0.9%                   99,773                  (1,615,215)                (1,515,442)
                                                                 -----------               -------------              -------------
NET ASSETS                                   100.0%              $16,758,321               $ 150,093,122              $ 166,851,443
                                                                 ===========               =============              =============

See accompanying notes to unaudited pro forma financial statements.

NOTES TO THE SCHEDULE OF INVESTMENTS:

*      Presently non-income producing.

**    Repurchase Agreement Collateral

                                                                              Market Value and
     Principal Amount                 Description                             Accrued Interest
     ----------------                 -----------                             ----------------
         51,165            U.S. Treasury Notes 5.500%, 3/31/2003                   $51,166

                        PRO FORMA INFORMATION (UNAUDITED)

All numbers (except per share amounts) in thousands
April 30, 2002

                                                                    IDEX
                                                                TRANSAMERICA       IDEX JANUS
                                                                   GROWTH            CAPITAL
                                                                OPPORTUNITIES     APPRECIATION     ADJUSTMENTS    PRO FORMA FUND
                                                                ----------------------------------------------------------------
ASSETS:

Investment securities, at market value                          $      16,659    $     151,657    $          --   $     168,316
Repurchase agreements at market value                                      --               51               --              51
Cash                                                                       28               --               --              28
Receivables:
      Investment securities sold                                           21               --               --              21
      Shares of beneficial interest sold                                   76               60               --             136
      Dividends                                                            --               17               --              17
      Due from investment adviser                                          16                5               --              21
Other                                                                      --               11               --              11

                                                                ----------------------------------------------------------------
Total Assets                                                           16,800          151,801               --         168,601
                                                                ----------------------------------------------------------------

LIABILITIES:
   Accounts payable:

      Investment securities purchased                                      --            1,106                            1,106
      Shares of beneficial interest redeemed                               12              205                              217
Accrued liabilities:
      Management and advisory fees                                         --               --                               --
      Distribution fees                                                    10               94                              104
      Transfer agent fees and expenses                                     13              228                              241
Other                                                                       7               75                               82
                                                                ----------------------------------------------------------------
Total Liabilities                                                          42            1,708               --           1,750
                                                                ----------------------------------------------------------------
Net Assets                                                      $      16,758    $     150,093    $          --   $     166,851
                                                                ================================================================
NET ASSETS CONSIST OF:
Shares of beneficial interest, unlimited shares authorized             21,569          447,895               --         469,464
Undistributed net investment income (loss) or (distribution
in excess of net investment income)                                      (118)          (1,504)              --          (1,622)
Undistributed net realized gain (loss) from investments and
foreign currency transactions                                          (6,368)        (288,431)              --        (294,799)

Net unrealized appreciation (depreciation) of investments and
translation of foreign denominated assets/liabilities                   1,675           (7,867)              --          (6,192)

                                                                ----------------------------------------------------------------
Net Assets                                                      $      16,758    $     150,093    $          --   $     166,851
                                                                ================================================================
Investment securities, at cost                                                                    $          --   $      20,319
                                                                ================================================================

Net Assets: Class A                                             $       6,670    $      56,477    $          --   $      63,147
Net Assets: Class B                                                     6,993           65,544               --          72,537

Net Assets: Class C                                                     1,842           12,819               --          14,661
Net Assets: Class M                                                     1,253           15,253               --          16,506
                                                                ----------------------------------------------------------------
                                                                $      16,758    $     150,093    $          --   $     166,851
                                                                ================================================================

Outstanding Shares: Class A                                             1,137            4,290            5,339(a)       10,766
Outstanding Shares: Class B                                             1,214            5,198            6,179(a)       12,591
Outstanding Shares: Class C                                               320            1,017            1,208(a)        2,545
Outstanding Shares: Class M                                               217            1,203            1,437(a)        2,857

Net Asset Value: Class A                                        $        5.87    $       13.17                    $        5.87
Net Asset Value: Class B                                        $        5.76    $       12.61                    $        5.76
Net Asset Value: Class C                                        $        5.76    $       12.61                    $        5.76
Net Asset Value: Class M                                        $        5.78    $       12.69                    $        5.78

Offering Price: Class A                                         $        6.21    $       13.94                    $        6.21
Offering Price: Class M                                         $        5.84    $       12.82                    $        5.84

Amounts shown as "-" represent amounts that are zero or those that round to less than $1,000.

See accompanying notes to unaudited pro forma financial statements.

                  PRO FORMA STATEMENT OF OPERATIONS (UNAUDITED)
             FOR THE PERIOD FROM MAY 1, 2001 THROUGH APRIL 30, 2002

All numbers (except per share amounts) in thousands

                                                                       IDEX
                                                                   TRANSAMERICA       IDEX JANUS
                                                                      GROWTH            CAPITAL
                                                                   OPPORTUNITIES     APPRECIATION      ADJUSTMENTS    PRO FORMA FUND
                                                                   -----------------------------------------------------------------
Investment Income:
Interest                                                           $          25    $         495    $          --    $         520
Dividends                                                                     24              261               --              285
Less withholding taxes on foreign dividends                                   --               --               --               --
                                                                   -----------------------------------------------------------------
                                                                              49              756               --              805
                                                                   -----------------------------------------------------------------

Expenses:
Management and advisory fees                                                  98            1,918             (349)(b)        1,667
Transfer agent fees and expenses                                              96            1,540               --            1,636
Custody and accounting fees and expenses                                      40               93               (1)(c)          132
Registration fees                                                             46               72               --              118
Trustees fees and expenses                                                    --               --               --               --
Audit fees and expenses                                                        8               19               (8)(d)           19
Other                                                                         17              320               --              337

Distribution and service fees:
Class A                                                                       15              250               --              265
Class B                                                                       51              846               --              897
Class C                                                                       17              173               --              190
Class M                                                                       11              189               --              200

                                                                   -----------------------------------------------------------------
Gross Expenses                                                               399            5,420             (358)           5,461


Less fee waivers and reimbursements by the investment adviser               (148)           (1000)             157 (e)         (991)

                                                                   -----------------------------------------------------------------
Net Expenses                                                                 251           (4,420)            (201)           4,470
                                                                   -----------------------------------------------------------------

Net Investment Income (Loss)                                                (202)          (3,664)             201           (3,665)
                                                                   -----------------------------------------------------------------

Realized Gain (Loss) on Investments, Futures/Options Contracts and Foreign Currency Transactions:

Net realized gain (loss) during the period on:

     Investments                                                          (2,320)        (158,189)              --         (160,509)
     Futures/options contracts                                                --               --               --               --
     Foreign currency transactions                                            --               --               --               --
                                                                   -----------------------------------------------------------------
                                                                          (2,320)        (158,189)              --         (160,509)
                                                                   -----------------------------------------------------------------

Unrealized Gain (Loss) on Investments, Futures/Options Contracts and Foreign Currency Transactions:

Net unrealized appreciation (depreciation) during the period on:

   Investments                                                             4,180           79,821               --           84,001
   Futures/options contracts                                                  --               --               --               --
   Translation of assets and liabilities denominated in foreign
currency                                                                      --               --               --               --
                                                                   -----------------------------------------------------------------
                                                                           4,180           79,821               --           84,001
                                                                   -----------------------------------------------------------------

Net Gain (Loss) on Investments, Futures/Options Contracts and

Foreign Currency Transactions:                                             1,860          (78,368)              --          (76,508)
                                                                   -----------------------------------------------------------------

Net Increase (Decrease) in Net Assets Resulting from Operations    $       1,658    $     (82,032)   $         201    $     (80,173)
                                                                   =================================================================

Amounts shown as " - " represent amounts that are zero or those that round to less than $1,000.

See accompanying notes to unaudited pro forma financial statements.

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS

                           FOR REORGANIZATION BETWEEN

   IDEX JANUS CAPITAL APPRECIATION AND IDEX TRANSAMERICA GROWTH OPPORTUNITIES

                                 APRIL 30, 2002

                                   (UNAUDITED)

1. GENERAL INFORMATION AND BASIS FOR COMBINATION/PRESENTATION

The accompanying unaudited pro forma financial statements are an integral part of the Proxy Statement/Prospectus within which they are contained and are presented to illustrate the effects of the proposed merger whereby IDEX Transamerica Growth Opportunities (the "Acquiring Fund") would acquire substantially all of the assets and assume substantially all of the liabilities of Janus Capital Appreciation (the "Fund") in exchange for Class A, B, C, L and M shares of the Acquiring Fund (in like proportion to the shares of the Fund on or about March 1, 2003). A full discussion of the proposed merger is described elsewhere in the Proxy Statement/Prospectus.

The "Pro Forma Fund" as identified in these financial statements represents the combined fund after the merger, with the Acquiring Fund treated as the accounting survivor for financial reporting purposes. Management believes the Acquiring Fund to be the accounting survivor since this fund's investment object/style, fee and expense structure, and sub-adviser/portfolio manager would all remain in tact with the combined fund.

Under the terms of the Agreement and Plan of Reorganization, the exchange of assets of the Fund for Class A, B, C, L and M shares of the Acquiring Fund will be treated and thereby accounted for as a tax-free reorganization. The reorganization would be accomplished by an acquisition of the net assets of the Fund in exchange for Class A, B, C, L and M shares of the Acquiring Fund at net asset value. Since Class L commenced operations November 11, 2002, no information on Class L is reported in these proforma financial statements. The unaudited pro forma Schedule of Investments and the unaudited pro forma Statement of Assets and Liabilities have been prepared as though the acquisition had been effective on April 30, 2002. The unaudited pro forma Statement of Operations has been prepared as though the acquisition had been effective on May 1, 2001 to report operations for the twelve months ended April 30, 2002.

The accompanying pro forma financial statements should be read in conjunction with the financial statements and Schedules of Investments of the Fund and the Acquiring Fund, which are included in the IDEX Mutual Funds semi-annual report dated April 30, 2002.

2. PRO FORMA ADJUSTMENTS

The accompanying unaudited pro forma Schedule of Investments and pro forma Statement of Assets and Liabilities reflect changes as if the reorganization had taken place on April 30, 2002. The unaudited pro forma Statement of Operations has been prepared as though the acquisition had been effective on May 1, 2001 to report operations of the combined funds for the twelve months ended April 30, 2002.

The Pro Forma adjustments below reflect the impact of the merger to:

(a) adjust shares outstanding of the Pro Forma fund based on combining the Fund at the Acquiring Fund's net asset value;

(b) adjust management and advisory fees to reflect the Acquiring Fund's fee rates based upon the Pro Forma Fund's average net assets for the period;

(c) remove duplicate custody fees and expenses;

(d) remove duplicate audit and accounting fees and expenses;

(e) adjust fee waivers and expense reimbursements by the adviser to reflect the Acquiring Fund's expense limitation cap based upon the Pro Forma Fund's average net assets for the period.

No adjustments have been made to investments owned on the Schedules of Investments as the investments of the Fund are not unsuitable nor violate the investment objectives of the Acquiring Fund.

3. Management Agreement and Other Transactions

AEGON/Transamerica Fund Advisers, Inc. ("ATFA") is the investment adviser of the Acquiring Fund. The Acquiring Fund pays ATFA a management fee calculated at an annual rate of 0.80% on the first $500 million of the Acquiring Fund's average daily net assets and 0.70% on the Acquiring Fund's average daily net assets over $500 million. This fee is calculated daily and paid monthly. ATFA and its affiliates also provide transfer agent and certain administrative services to the funds.

PART C

                                OTHER INFORMATION

Item 15. Indemnification

A policy of insurance covering ATFA, its subsidiaries, AFSG and all of the registered investment companies advised by ATFA insures the Registrant's directors and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

Provisions relating to indemnification of the Registrant's Trustees and employees are included in Registrant's Restatement of Declaration of Trust and Bylaws, which are incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16. Exhibits

  (1) Restatement of Declaration of Trust and all amendments are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File 33-2659), Post-Effective Amendment No. 24, as filed with the SEC on November 15, 1996.

  (2) Amended and Restated By-Laws are incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-2659), Post-Effective Amendment No. 24, as filed with the SEC on November 15, 1996.

  (3)   Not Applicable

  (4) Plan of Reorganization is filed herewith as Appendix A to the Prospectus/Proxy Statement.

  (5)   See Exhibits 1 and 2.

  (6) (a)Investment Advisory Agreement is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-2659), Post-Effective Amendment No. 33, as filed with the SEC on December 17, 1999.

        (b)Sub-Advisory Agreement is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-2659), Post-Effective Amendment No. 33, as filed with the SEC on December 17, 1999.

  (7) Underwriting Agreement is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-2659), Post-Effective Amendment No. 33, as filed with the SEC on December 17, 1999.

  (8) Trustees Deferred Compensation Plan is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-2659), Post-Effective Amendment No. 25, as filed with the SEC on January 31, 1997.

  (9) Custodian Agreement is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-2659), Post-Effective Amendment No. 49, as filed with the SEC on 9/12/02.

 (10) (a)Plans of Distribution under Rule 12b-1 are incorporated by reference to Registrant's Registration Statement on Form N-1A (File No.33-2659), Post-Effective Amendment No. 33, as filed with the SEC on December 17, 1999.

        (b)Amended and Restated Plan for Multiple Classes of Shares is incorporated herein by reference to the Registrant's Registration Statement on Form N-1A (File No. 33-2659), Post-Effective Amendment No. 43, as filed with the SEC on December 17, 2002.

 (11) Opinion and Consent of Counsel is incorporated herein by Registrant's reference to initial Registration stated as filed on Form N-14 (File No. 333-100863) as filed with the SEC on October 30, 2002.

 (12)   Opinion and Consent of Dechert to be filed by post-effective amendment.

 (13) Administrative Services Agreement, and Transfer Agent Agreement are incorporated herein by reference to Post-Effective Amendment Nos. 49, 49 and 24, respectively, to the Registrant's Registration Statement on Form N-1A (File No 33-2659), as filed with the SEC on September 12, 2002 and November 15, 1996, respectively.

 (14)   Consent of Independent Certified Public Accountants is filed herewith.

 (15)   Not Applicable

 (16) Powers of Attorney for the Registrant Counsel is incorporated herein by Registrant's reference to initial Registration stated as filed on Form N-14 (File No. 333-100863) as filed with the SEC on October 30, 2002.


 (17) (a)Form of proxy card Counsel is incorporated herein by Registrant's reference to initial Registration stated as filed on Form N-14 (File No. 333-100863) as filed with the SEC on October 30, 2002.


        (b)The Registrant's Annual Report, dated October 31, 2001, and its Semi-Annual Report, dated April 30, 2002, are incorporated herein by reference.

        (c)Prospectus for IDEX Mutual Funds, dated November 11, 2002 is incorporated herein by reference.

Item 17.   Undertakings

1. The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act 17 CFR 230.145(c), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2. The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3. The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters discussed in this registration statement.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Petersburg and State of Florida on the 26th day of November, 2002.


                                 IDEX Mutual Funds

                                 By:      /s/ Brian C. Scott
                                          --------------------------------------
                                          Brian C. Scott*
                                          President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


                Signature                                           Title                                    Date

/s/ Brian C. Scott
-----------------------------------------           President and Chief Executive Officer              November 26, 2002
Brian C. Scott*

/s/ John R. Kenney
-----------------------------------------                          Trustee                             November 26, 2002
John R. Kenney*

/s/ Peter R. Brown
-----------------------------------------                     Chairman & Trustee                       November 26, 2002
Peter R. Brown*

/s/ Larry N. Norman
-----------------------------------------                  Vice Chairman & Trustee                     November 26, 2002
Larry N. Norman*

/s/ Daniel Calabria
-----------------------------------------                          Trustee                             November 26, 2002
Daniel Calabria

/s/ Charles C. Harris
-----------------------------------------                          Trustee                             November 26, 2002
Charles C. Harris*

/s/ William W. Short, Jr.
-----------------------------------------                          Trustee                             November 26, 2002
William W. Short, Jr.*

/s/ Jack E. Zimmerman
-----------------------------------------                          Trustee                             November 26, 2002
Jack E. Zimmerman*

/s/ Leo J. Hill
-----------------------------------------                          Trustee                             November 26, 2002
Leo J. Hill*

/s/ Janice B. Case
-----------------------------------------                          Trustee                             November 26, 2002
Janice B. Case*

/s/ Russell A. Kimball, Jr.
-----------------------------------------                          Trustee
Russell A. Kimball, Jr. *                                                                              November 26, 2002


                                                                   Trustee                             November 26, 2002


*Signed by John K. Carter as Attorney in Fact

EXHIBIT INDEX


(12)       Consent of Independent Certified Public Accountants



                                       53